UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2014


[LOGO OF USAA]
   USAA(R)

                                              [GRAPHIC OF USAA HIGH INCOME FUND]

 ==========================================================

        SEMIANNUAL REPORT
        USAA HIGH INCOME FUND
        FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
        JANUARY 31, 2014

 ==========================================================

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

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE CONTINUATION OF
THE TAPER IS AN INDICATION THAT FED                [PHOTO OF DANIEL S. McNAMARA]
POLICYMAKERS BELIEVE THE U.S. ECONOMIC
RECOVERY IS STRENGTHENING."

--------------------------------------------------------------------------------

FEBRUARY 2014

For much of the reporting period, market sentiment was driven by the potential for -- and then the reality of -- Federal Reserve (the Fed) "tapering." The Fed had hinted during the spring of 2013 that it might start reducing its asset purchase program (also known as quantitative easing, or QE) if U.S. economic conditions improved. (In September 2012, the U.S. central bank began purchasing $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) The Fed also continued to reiterate its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%.

In general, equity investors seemed to like the Fed's promise of "low rates for longer" more than they disliked the prospect of the taper. Though stocks had briefly declined in response to the Fed's springtime "taper talk," they moved higher overall during the reporting period, reaching new all-time highs in mid-January 2014. In the bond market, longer-term yields -- especially in five-year, 10-year, and 30-year maturities -- rose on expectations that the Fed would begin tapering sooner rather than later. Bond prices, which move in the opposite direction of yields, declined. However, not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities and more. While U.S. Treasury securities underperformed during the reporting period, bonds with more exposure to the U.S. economy's health (i.e., those with credit risk) outperformed.

In December, the Fed announced it would taper its QE asset purchases by $10 billion beginning in January 2014. It subsequently announced additional tapering of $10 billion in February and suggested it would continue reducing its asset purchases in $10 billion increments through the end of 2014. In my opinion, the continuation of the taper is an indication that Fed policymakers believe the U.S. economic recovery is strengthening. Indeed, near the end of the reporting period, the U.S. Department of Commerce estimated that fourth-quarter gross domestic product growth was 3.2%, which was later revised downward to 2.4% on February 28, 2014. Combined with a third-quarter

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

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growth rate of 4.1%, the U.S. economy experienced one of its strongest six-month periods in a decade during the second half of 2013.

In mid-January, stocks underwent a sell-off. According to some observers, the decline was a response to slowing global economic growth, especially in China and Brazil, as well as currency weakness in Turkey and South Africa. However, in my opinion, the predominant driver of market behavior is how investors interpret macroeconomic data and future earnings trends. Some companies that met or beat earnings expectations in the fourth-quarter 2013 have guided down forecasts for coming quarters. Downward earnings guidance feeds into the belief held by many, including USAA Asset Management Company, that it may be harder than the markets expect for U.S. companies to find the earnings growth needed to support current valuations.

Meanwhile, as stocks declined in late January, investors sought safety in U.S. Treasuries and other conservative fixed-income securities. Though yields trended down, they generally remained higher at the end of the reporting period than they were at the beginning. Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments.

Nevertheless, the shift in market sentiment during January underlines the importance of diversification. Different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. I urge all investors to hold diversified portfolios directly tied to their goals, risk tolerance and time horizon. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next.

Looking ahead, I expect U.S. economic growth to continue getting stronger, albeit slowly. While some investors may believe the economy is already on a clear path to normalization, I believe the ride will be bumpier than many of us would like. Rest assured we will continue to monitor economic trends, Fed policy, geopolitical events, and other factors that could potentially affect your investments. From all of us at USAA Asset Management Company, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolio of Investments                                                 15

    Notes to Portfolio of Investments                                        38

    Financial Statements                                                     42

    Notes to Financial Statements                                            45

EXPENSE EXAMPLE                                                              65

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA HIGH INCOME FUND (THE FUND) SEEKS TO PROVIDE AN ATTRACTIVE TOTAL RETURN PRIMARILY THROUGH HIGH CURRENT INCOME AND SECONDARILY THROUGH CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund primarily invests its assets in a broad range of U.S. dollar-denominated high-yield securities, including bonds (often referred to as "junk" bonds), convertible securities, leveraged loans, or preferred stocks, with an emphasis on non-investment-grade debt securities. Although the Fund will invest primarily in U.S. securities, it may invest without limit in dollar-denominated foreign securities and to a limited extent in non-dollar-denominated foreign securities, including in each case emerging markets securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF R. MATTHEW FREUND]                    [PHOTO OF JULIANNE BASS]

   R. MATTHEW FREUND, CFA                          JULIANNE BASS, CFA
   USAA Asset                                      USAA Asset
   Management Company                              Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA HIGH INCOME FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

  The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the six-month reporting period ended January 31, 2014, the Fund Shares, Institutional Shares, and Adviser Shares had a total return of 4.50%, 4.57%, and 4.35%, respectively. This compares to returns of 4.47% for the Lipper High Current Yield Bond Funds Index and 4.65% for the Credit Suisse High Yield Index. At the same time, the Fund Shares, Institutional Shares, and Adviser Shares provided a one-year dividend yield of 5.89%, 6.04%, and 5.62%, respectively, compared to 5.59% for the Lipper High Current Yield Bond Funds average.

  USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

  Though progress was uneven, U.S. economic growth continued to improve during the reporting period, fueling speculation that the U.S

  Refer to page 8 for benchmark definitions.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
  o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

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2  | USAA HIGH INCOME FUND

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                        o 10-YEAR U.S. TREASURY YIELDS o

                     [CHART OF 10-YEAR U.S. TREASURY YIELDS]

                       YIELD IN PERCENT
  8/1/2013                  2.707%
  8/2/2013                  2.597
  8/5/2013                  2.634
  8/6/2013                  2.643
  8/7/2013                  2.600
  8/8/2013                  2.590
  8/9/2013                  2.579
 8/12/2013                  2.621
 8/13/2013                  2.720
 8/14/2013                  2.714
 8/15/2013                  2.767
 8/16/2013                  2.826
 8/19/2013                  2.881
 8/20/2013                  2.815
 8/21/2013                  2.894
 8/22/2013                  2.885
 8/23/2013                  2.815
 8/26/2013                  2.786
 8/27/2013                  2.710
 8/28/2013                  2.766
 8/29/2013                  2.763
 8/30/2013                  2.785
  9/3/2013                  2.859
  9/4/2013                  2.898
  9/5/2013                  2.995
  9/6/2013                  2.935
  9/9/2013                  2.913
 9/10/2013                  2.965
 9/11/2013                  2.913
 9/12/2013                  2.910
 9/13/2013                  2.886
 9/16/2013                  2.865
 9/17/2013                  2.848
 9/18/2013                  2.689
 9/19/2013                  2.753
 9/20/2013                  2.735
 9/23/2013                  2.701
 9/24/2013                  2.656
 9/25/2013                  2.629
 9/26/2013                  2.651
 9/27/2013                  2.625
 9/30/2013                  2.611
 10/1/2013                  2.651
 10/2/2013                  2.618
 10/3/2013                  2.605
 10/4/2013                  2.646
 10/7/2013                  2.627
 10/8/2013                  2.633
 10/9/2013                  2.664
10/10/2013                  2.682
10/11/2013                  2.688
10/15/2013                  2.729
10/16/2013                  2.664
10/17/2013                  2.590
10/18/2013                  2.579
10/21/2013                  2.602
10/22/2013                  2.513
10/23/2013                  2.502
10/24/2013                  2.521
10/25/2013                  2.510
10/28/2013                  2.524
10/29/2013                  2.504
10/30/2013                  2.539
10/31/2013                  2.555
 11/1/2013                  2.623
 11/4/2013                  2.604
 11/5/2013                  2.671
 11/6/2013                  2.643
 11/7/2013                  2.601
 11/8/2013                  2.749
11/12/2013                  2.774
11/13/2013                  2.700
11/14/2013                  2.691
11/15/2013                  2.704
11/18/2013                  2.667
11/19/2013                  2.708
11/20/2013                  2.800
11/21/2013                  2.785
11/22/2013                  2.744
11/25/2013                  2.729
11/26/2013                  2.709
11/27/2013                  2.738
11/29/2013                  2.745
 12/2/2013                  2.796
 12/3/2013                  2.783
 12/4/2013                  2.835
 12/5/2013                  2.873
 12/6/2013                  2.856
 12/9/2013                  2.840
12/10/2013                  2.802
12/11/2013                  2.854
12/12/2013                  2.878
12/13/2013                  2.866
12/16/2013                  2.879
12/17/2013                  2.836
12/18/2013                  2.894
12/19/2013                  2.930
12/20/2013                  2.890
12/23/2013                  2.928
12/24/2013                  2.979
12/26/2013                  2.991
12/27/2013                  3.001
12/30/2013                  2.971
12/31/2013                  3.029
  1/2/2014                  2.990
  1/3/2014                  2.996
  1/6/2014                  2.959
  1/7/2014                  2.940
  1/8/2014                  2.990
  1/9/2014                  2.966
 1/10/2014                  2.859
 1/13/2014                  2.827
 1/14/2014                  2.872
 1/15/2014                  2.892
 1/16/2014                  2.842
 1/17/2014                  2.820
 1/21/2014                  2.830
 1/22/2014                  2.866
 1/23/2014                  2.778
 1/24/2014                  2.716
 1/27/2014                  2.749
 1/28/2014                  2.750
 1/29/2014                  2.678
 1/30/2014                  2.696
 1/31/2014                  2.645

                                   [END CHART]

                         Source: Bloomberg Finance L.P.

  Federal Reserve (the Fed) would announce a reduction -- or "taper" -- in the pace of its monthly purchases of U.S. Treasury securities and mortgage-backed securities. Interest rates increased and bond prices (which move in the opposite direction of rates) declined on expectations of Fed tapering. The yield on a 10-year U.S. Treasury, which began the period at 2.71%, rose to nearly 3% in early September. Meanwhile, stock prices -- which had declined during August -- rose during the first half of September in anticipation of Fed action.

  After Fed policymakers said in September that it will continue the pace of its bond purchases, stocks declined and the 10-year U.S. Treasury yield drifted down. Stocks were volatile in October amid partisan wrangling over the federal budget, but then rallied strongly when it became apparent the U.S. would avoid a debt default. The 10-year U.S. Treasury yield edged up during October and November as investors sought to divine the timing of a Fed taper. In December, Fed policymakers said it would reduce its January 2014 bond purchases

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

  by $10 billion and subsequently announced it would trim an additional $10 billion from its February bond purchases.

  During January, stock prices fell as the global economy weakened and U.S. corporations reduced their earnings guidance. As investors shifted into the perceived safe haven of U.S. Treasury securities, the yield on a 10-year U.S. Treasury bond declined, ending the reporting period at 2.65%.

  High-yield bonds generated solid gains during the reporting period, benefiting from investors' push for yield. In addition, and as expected, high-yield bonds outperformed U.S. Treasury securities and underperformed the S&P 500 Index(R). High-yield securities are a unique asset class with characteristics of both stocks and higher-quality bonds, and therefore, their long-term return generally falls between these two asset classes (see the Comparative Returns chart on the page 5), which can provide long-term investors with a significant diversification advantage. During the reporting period, high-yield bonds also benefited from low default expectations. According to J.P. Morgan, the trailing 12-month high-yield default rate at the end of January was 0.63%, which is well below the long-term average of 3.90%.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  During the reporting period, we sought to maximize the Fund's income while maintaining an acceptable level of price volatility. We have always believed the Fund should be adequately compensated for any risk taken. As always, we continued to rely on our team of skilled credit analysts to help us identify attractive relative values across asset classes and among high-yield securities. During the reporting period, we found opportunities in airline enhanced equipment trust certificates and junior subordinated debt. We also purchased a select number of new issues and added to some of the portfolio's existing positions.

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4  | USAA HIGH INCOME FUND

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                   o HYBRID ASSET CLASS COMPARATIVE RETURNS o

                [CHART OF HYBRID ASSET CLASS COMPARATIVE RETURNS]

                                       USAA HIGH             CITIGROUP 10-YEAR
               S&P 500 INDEX       INCOME FUND SHARES       U.S. TREASURY INDEX
 8/01/13            0.00%                 0.00%                     0.00%
 8/02/13            0.17                  0.00                      1.11
 8/05/13            0.03                  0.00                      0.78
 8/06/13           -0.54                  0.00                      0.77
 8/07/13           -0.89                 -0.11                      1.15
 8/08/13           -0.48                  0.00                      1.36
 8/09/13           -0.82                  0.00                      1.38
 8/12/13           -0.93                  0.00                      1.17
 8/13/13           -0.63                 -0.11                      0.18
 8/14/13           -1.13                 -0.11                      0.20
 8/15/13           -2.52                 -0.46                     -0.17
 8/16/13           -2.84                 -0.46                     -0.89
 8/19/13           -3.41                 -0.68                     -1.38
 8/20/13           -3.03                 -0.68                     -0.77
 8/21/13           -3.59                 -0.91                     -1.11
 8/22/13           -2.76                 -0.91                     -1.50
 8/23/13           -2.36                 -0.80                     -0.80
 8/26/13           -2.75                 -0.68                     -0.68
 8/27/13           -4.30                 -0.80                      0.09
 8/28/13           -4.01                 -0.74                     -0.42
 8/29/13           -3.81                 -0.74                     -0.10
 8/30/13           -4.11                 -0.74                     -0.10
 9/02/13            0.00                  0.00                     -0.09
 9/03/13           -3.70                 -0.62                     -0.94
 9/04/13           -2.90                 -0.74                     -1.33
 9/05/13           -2.78                 -0.85                     -2.02
 9/06/13           -2.76                 -0.74                     -1.68
 9/09/13           -1.79                 -0.62                     -1.31
 9/10/13           -1.06                 -0.62                     -1.81
 9/11/13           -0.75                 -0.62                     -1.47
 9/12/13           -1.05                 -0.51                     -1.37
 9/13/13           -0.78                 -0.40                     -1.27
 9/16/13           -0.22                 -0.28                     -1.06
 9/17/13            0.20                 -0.17                     -0.86
 9/18/13            1.42                  0.18                      0.49
 9/19/13            1.25                  0.41                      0.06
 9/20/13            0.52                  0.41                      0.21
 9/23/13            0.05                  0.29                      0.39
 9/24/13           -0.20                  0.29                      0.91
 9/25/13           -0.47                  0.29                      1.27
 9/26/13           -0.10                  0.32                      1.02
 9/27/13           -0.51                  0.20                      1.25
 9/30/13           -1.10                  0.09                      1.29
10/01/13           -0.30                  0.20                      1.02
10/02/13           -0.35                  0.20                      1.21
10/03/13           -1.25                  0.20                      1.37
10/04/13           -0.55                  0.32                      1.03
10/07/13           -1.39                  0.32                      1.19
10/08/13           -2.58                  0.32                      1.20
10/09/13           -2.51                  0.32                      1.05
10/10/13           -0.37                  0.43                      0.75
10/11/13            0.26                  0.66                      0.79
10/14/13            0.67                  0.66                      0.81
10/15/13           -0.04                  0.66                      0.48
10/16/13            1.35                  0.89                      0.92
10/17/13            2.04                  1.24                      1.68
10/18/13            2.71                  1.47                      1.67
10/21/13            2.72                  1.58                      1.51
10/22/13            3.31                  1.81                      2.36
10/23/13            2.82                  1.81                      2.59
10/24/13            3.16                  1.92                      2.31
10/25/13            3.61                  2.15                      2.48
10/28/13            3.75                  2.15                      2.39
10/29/13            4.34                  2.23                      2.46
10/30/13            3.83                  2.23                      2.28
10/31/13            3.44                  2.23                      2.16
11/01/13            3.74                  2.23                      1.49
11/04/13            4.12                  2.23                      1.69
11/05/13            3.84                  2.11                      1.15
11/06/13            4.34                  2.23                      1.34
11/07/13            2.98                  2.23                      1.61
11/08/13            4.37                  2.00                      0.46
11/11/13            4.44                  2.00                      0.48
11/12/13            4.20                  1.88                      0.29
11/13/13            5.08                  1.88                      0.65
11/14/13            5.61                  2.00                      1.04
11/15/13            6.05                  2.11                      1.00
11/18/13            5.66                  2.34                      1.27
11/19/13            5.47                  2.34                      1.01
11/20/13            5.09                  2.23                      0.37
11/21/13            5.95                  2.34                      0.42
11/22/13            6.49                  2.46                      0.70
11/25/13            6.36                  2.58                      0.81
11/26/13            6.39                  2.58                      1.21
11/27/13            6.68                  2.70                      0.86
11/28/13            0.00                  0.00                      0.87
11/29/13            6.60                  2.70                      0.82
12/02/13            6.31                  2.70                      0.33
12/03/13            5.98                  2.70                      0.57
12/04/13            5.87                  2.58                      0.01
12/05/13            5.41                  2.70                     -0.18
12/06/13            6.61                  2.71                     -0.32
12/09/13            6.80                  2.71                     -0.09
12/10/13            6.46                  2.83                      0.44
12/11/13            5.27                  2.83                      0.02
12/12/13            4.90                  2.71                     -0.26
12/13/13            4.89                  2.83                     -0.15
12/16/13            5.56                  2.94                     -0.23
12/17/13            5.23                  2.87                      0.10
12/18/13            6.99                  2.99                     -0.27
12/19/13            6.94                  2.99                     -0.61
12/20/13            7.45                  3.11                     -0.26
12/23/13            8.04                  3.11                     -0.61
12/24/13            8.36                  3.11                     -1.06
12/25/13            8.36                  3.11                     -1.06
12/26/13            8.88                  3.23                     -1.11
12/27/13            8.86                  3.23                     -1.21
12/30/13            8.85                  3.34                     -0.97
12/31/13            9.29                  3.34                     -1.20
 1/01/14            9.29                  3.34                     -1.20
 1/02/14            8.33                  3.46                     -0.99
 1/03/14            8.30                  3.58                     -1.06
 1/06/14            8.03                  3.70                     -0.76
 1/07/14            8.69                  3.82                     -0.54
 1/08/14            8.70                  3.82                     -1.01
 1/09/14            8.74                  3.94                     -0.75
 1/10/14            8.99                  4.18                      0.12
 1/13/14            7.63                  4.18                      0.44
 1/14/14            8.79                  4.18                      0.08
 1/15/14            9.36                  4.30                     -0.04
 1/16/14            9.21                  4.41                      0.31
 1/17/14            8.79                  4.41                      0.46
 1/20/14            0.00                  0.00                      0.48
 1/21/14            9.09                  4.53                      0.54
 1/22/14            9.17                  4.53                      0.21
 1/23/14            8.20                  4.53                      0.98
 1/24/14            5.94                  4.30                      1.32
 1/27/14            5.43                  4.18                      1.07
 1/28/14            6.08                  4.30                      1.24
 1/29/14            5.01                  4.26                      1.86
 1/30/14            6.20                  4.38                      1.71
 1/31/14            5.51                  4.50                      1.98

                                   [END CHART]

                             Source: Bloomberg L.P.

o WHAT IS THE OUTLOOK?

  Looking ahead, we expect the U.S. economy to continue strengthening during 2014, perhaps at a slightly faster rate than in 2013. This should allow the Fed to continue scaling back its bond-buying program, though we believe the Fed will taper gradually so as not to undermine the economic recovery. Meanwhile, we expect interest rates to continue rising at a modest pace.

  The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o The unmanaged Citigroup 10-year U.S. Treasury Index is a component of the Salomon Smith Barney U.S. Broad Investment-Grade (USBIG) Bond IndexSM; it measures the performance of the most recently auctioned U.S. Treasury issues with 10 years to maturity. The USBIG is an unmanaged, market-capitalization-weighted index and includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer and a minimum amount outstanding of $1 billion in U.S. Treasuries.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

  While interest rates increased during the reporting period, high-yield securities continue to be attractive relative to other fixed-income alternatives. In addition, the high-yield default rate is likely to remain low for the next several years, which is likely to be positive for high-yield debt. High-yield securities tend to perform well when defaults are low. Nevertheless, high-yield bonds are unlikely to experience strong price appreciation in the months ahead. Investors should expect the majority of their return to come from the income provided by the Fund.

  As always, we recommend shareholders remain disciplined and hold diversified portfolios through all market conditions. We believe high-yield securities can contribute to such diversification. Over the long-term, it is our opinion that the high-yield bond market has the potential to provide a total return greater than high-quality bonds (with less interest-rate sensitivity) and lower than the broad equity markets (with more predictability and higher current income).

  Thank you for the opportunity to serve your investment needs.

  Non-investment grade securities are considered speculative and are subject to significant risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more credit worthy investment-grade securities.

================================================================================

6  | USAA HIGH INCOME FUND

================================================================================

INVESTMENT OVERVIEW

USAA HIGH INCOME FUND SHARES (FUND SHARES) (Ticker Symbol: USHYX)

--------------------------------------------------------------------------------
                                              1/31/14               7/31/13
--------------------------------------------------------------------------------
Net Assets                                $1,363.3 Million     $1,250.7 Million
Net Asset Value Per Share                       $8.75                $8.79

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
   8/1/13-1/31/14*             1 Year             5 Years            10 Years
        4.50%                   7.61%              17.95%              7.89%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                           5 Years                          10 Years
    8.47%                            18.54%                            8.01%

--------------------------------------------------------------------------------
   30-DAY SEC YIELD AS OF 1/31/14**            EXPENSE RATIO AS OF 7/31/13***
--------------------------------------------------------------------------------
                 4.98%                                      0.95%

               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 CREDIT SUISSE           USAA HIGH           LIPPER HIGH CURRENT
               HIGH YIELD INDEX     INCOME FUND SHARES     YIELD BOND FUNDS INDEX
 1/31/2004        $10,000.00            $10,000.00               $10,000.00
 2/29/2004         10,004.62              9,971.83                 9,980.44
 3/31/2004         10,071.17             10,026.61                10,018.51
 4/30/2004         10,057.12              9,993.27                 9,995.75
 5/31/2004          9,898.52              9,844.55                 9,841.29
 6/30/2004         10,052.31              9,963.11                 9,978.98
 7/31/2004         10,180.97             10,032.09                10,058.52
 8/31/2004         10,346.96             10,199.04                10,222.67
 9/30/2004         10,504.09             10,341.97                10,364.57
10/31/2004         10,684.31             10,509.86                10,548.97
11/30/2004         10,820.36             10,642.44                10,698.70
12/31/2004         10,982.66             10,812.13                10,860.06
 1/31/2005         10,980.81             10,790.50                10,833.31
 2/28/2005         11,126.29             10,924.39                10,998.86
 3/31/2005         10,860.48             10,717.50                10,707.12
 4/30/2005         10,753.45             10,634.76                10,582.01
 5/31/2005         10,885.25             10,745.30                10,751.59
 6/30/2005         11,067.14             10,922.25                10,924.59
 7/31/2005         11,218.34             11,071.44                11,094.25
 8/31/2005         11,276.20             11,172.28                11,146.95
 9/30/2005         11,167.33             11,062.00                11,074.58
10/31/2005         11,062.33             10,970.24                10,983.28
11/30/2005         11,138.12             11,048.34                11,083.35
12/31/2005         11,231.10             11,169.35                11,185.58
 1/31/2006         11,375.47             11,308.29                11,329.83
 2/28/2006         11,489.70             11,411.41                11,424.82
 3/31/2006         11,578.62             11,461.25                11,471.55
 4/30/2006         11,656.62             11,523.31                11,537.65
 5/31/2006         11,688.60             11,524.64                11,512.42
 6/30/2006         11,623.17             11,471.60                11,448.19
 7/31/2006         11,722.80             11,579.09                11,535.55
 8/31/2006         11,886.02             11,772.24                11,692.66
 9/30/2006         12,034.09             11,917.60                11,821.92
10/31/2006         12,200.27             12,091.12                11,992.79
11/30/2006         12,421.90             12,275.27                12,199.85
12/31/2006         12,569.23             12,398.07                12,322.91
 1/31/2007         12,713.59             12,509.20                12,454.92
 2/28/2007         12,910.46             12,694.72                12,616.42
 3/31/2007         12,947.43             12,725.70                12,656.54
 4/30/2007         13,130.98             12,898.09                12,831.32
 5/31/2007         13,233.02             12,973.46                12,940.67
 6/30/2007         13,031.35             12,820.66                12,730.42
 7/31/2007         12,621.72             12,490.17                12,317.72
 8/31/2007         12,753.52             12,605.90                12,436.51
 9/30/2007         13,037.27             12,824.16                12,736.27
10/31/2007         13,139.30             12,875.25                12,845.95
11/30/2007         12,895.30             12,585.84                12,572.90
12/31/2007         12,901.96             12,555.59                12,585.28
 1/31/2008         12,697.51             12,268.94                12,328.83
 2/29/2008         12,557.21             12,133.70                12,162.75
 3/31/2008         12,528.19             12,056.54                12,144.32
 4/30/2008         13,020.63             12,350.17                12,599.47
 5/31/2008         13,069.61             12,440.56                12,664.44
 6/30/2008         12,754.82             12,149.16                12,331.12
 7/31/2008         12,582.91             11,986.45                12,171.15
 8/31/2008         12,617.47             12,015.01                12,188.09
 9/30/2008         11,729.64             11,184.30                11,278.14
10/31/2008          9,871.16              9,705.71                 9,460.26
11/30/2008          9,019.56              8,915.83                 8,650.12
12/31/2008          9,525.12              9,028.64                 8,955.19
 1/31/2009         10,084.66              9,361.22                 9,345.93
 2/28/2009         9,878.18               9,101.10                 9,129.69
 3/31/2009         10,078.56              9,177.85                 9,264.92
 4/30/2009         11,094.50              9,989.42                10,164.04
 5/31/2009         11,697.66             10,870.19                10,754.99
 6/30/2009         12,117.45             11,345.83                11,116.93
 7/31/2009         12,852.79             12,021.70                11,821.34
 8/31/2009         13,090.69             12,352.88                12,019.37
 9/30/2009         13,827.68             13,092.74                12,647.78
10/31/2009         14,079.82             13,394.88                12,834.38
11/30/2009         14,276.13             13,569.63                12,997.93
12/31/2009         14,689.82             13,923.13                13,387.21
 1/31/2010         14,876.89             14,240.95                13,556.88
 2/28/2010         14,922.18             14,302.30                13,577.32
 3/31/2010         15,346.96             14,804.90                14,008.83
 4/30/2010         15,702.80             15,172.56                14,313.40
 5/31/2010         15,202.78             14,561.27                13,783.56
 6/30/2010         15,378.57             14,704.70                13,892.90
 7/31/2010         15,853.82             15,165.28                14,389.28
 8/31/2010         15,874.15             15,227.14                14,380.66
 9/30/2010         16,295.24             15,666.60                14,818.55
10/31/2010         16,680.47             16,083.00                15,230.44
11/30/2010         16,504.31             15,988.41                15,077.10
12/31/2010         16,808.02             16,309.43                15,383.34
 1/31/2011         17,146.47             16,623.41                15,704.56
 2/28/2011         17,370.14             16,951.02                15,957.60
 3/31/2011         17,440.94             17,048.38                15,990.42
 4/30/2011         17,683.46             17,360.18                16,241.26
 5/31/2011         17,759.81             17,449.78                16,277.13
 6/30/2011         17,622.09             17,206.30                16,096.54
 7/31/2011         17,863.88             17,331.31                16,230.21
 8/31/2011         17,202.85             16,540.43                15,500.71
 9/30/2011         16,720.03             15,987.00                14,952.95
10/31/2011         17,618.77             16,668.39                15,824.66
11/30/2011         17,299.53             16,362.28                15,468.24
12/31/2011         17,727.09             16,721.30                15,821.73
 1/31/2012         18,199.01             17,215.12                16,348.40
 2/29/2012         18,614.37             17,613.58                16,726.52
 3/31/2012         18,617.88             17,690.81                16,729.80
 4/30/2012         18,811.05             17,809.42                16,878.45
 5/31/2012         18,562.24             17,557.25                16,603.80
 6/30/2012         18,908.28             17,844.97                16,915.73
 7/31/2012         19,240.82             18,196.94                17,225.27
 8/31/2012         19,471.88             18,521.05                17,443.24
 9/30/2012         19,716.26             18,808.36                17,684.71
10/31/2012         19,885.21             19,088.85                17,837.30
11/30/2012         20,035.49             19,150.56                17,980.06
12/31/2012         20,335.13             19,485.87                18,264.27
 1/31/2013         20,599.28             19,860.77                18,529.40
 2/28/2013         20,718.14             20,030.21                18,627.09
 3/31/2013         20,932.01             20,282.98                18,821.56
 4/30/2013         21,317.24             20,630.79                19,175.60
 5/31/2013         21,194.31             20,640.49                19,067.30
 6/30/2013         20,643.09             20,112.71                18,570.88
 7/31/2013         21,054.01             20,452.33                18,935.59
 8/31/2013         20,932.75             20,301.33                18,801.13
 9/30/2013         21,137.20             20,469.94                19,001.14
10/31/2013         21,648.67             20,908.20                19,460.37
11/30/2013         21,733.89             21,004.27                19,541.26
12/31/2013         21,866.98             21,136.39                19,658.70
 1/31/2014         22,033.53             21,372.13                19,781.84

                                   [END CHART]

                          Data from 1/31/04 to 1/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Shares to the following benchmarks:

o The Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

o The unmanaged Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

8  | USAA HIGH INCOME FUND

================================================================================

USAA HIGH INCOME FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIHIX)

--------------------------------------------------------------------------------
                                              1/31/14               7/31/13
--------------------------------------------------------------------------------
Net Assets                                $798.6 Million        $764.6 Million
Net Asset Value Per Share                      $8.75                 $8.78

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
   8/1/13-1/31/14*        1 Year       5 Years        Since Inception 8/01/08
        4.57%              7.64%        18.21%                 11.33%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                   5 Years                   Since Inception 8/01/08
    8.63%                    18.83%                            11.31%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------

                                      0.77%


               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies.
Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy
(USAA fund-of-funds) and not to the general public.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


              USAA HIGH INCOME FUND      CREDIT SUISSE       LIPPER HIGH CURRENT
               INSTITUTIONAL SHARES    HIGH YIELD INDEX    YIELD BOND FUNDS INDEX
 7/31/2008          $10,000.00            $10,000.00             $10,000.00
 8/31/2008           10,026.02             10,027.47              10,013.91
 9/30/2008            9,335.20              9,321.88               9,266.29
10/31/2008            8,103.33              7,844.90               7,772.69
11/30/2008            7,445.43              7,168.10               7,107.07
12/31/2008            7,543.33              7,569.89               7,357.71
 1/31/2009            7,823.87              8,014.57               7,678.75
 2/28/2009            7,609.28              7,850.48               7,501.09
 3/31/2009            7,676.57              8,009.73               7,612.19
 4/30/2009            8,357.89              8,817.12               8,350.92
 5/31/2009            9,096.76              9,296.47               8,836.46
 6/30/2009            9,497.08              9,630.09               9,133.84
 7/31/2009           10,065.93             10,214.48               9,712.59
 8/31/2009           10,345.72             10,403.55               9,875.29
 9/30/2009           10,968.20             10,989.26              10,391.60
10/31/2009           11,223.91             11,189.64              10,544.91
11/30/2009           11,372.72             11,345.65              10,679.29
12/31/2009           11,671.04             11,674.43              10,999.13
 1/31/2010           11,939.80             11,823.10              11,138.53
 2/28/2010           11,993.82             11,859.09              11,155.32
 3/31/2010           12,402.89             12,196.68              11,509.86
 4/30/2010           12,729.23             12,479.47              11,760.10
 5/31/2010           12,219.38             12,082.09              11,324.77
 6/30/2010           12,327.95             12,221.80              11,414.61
 7/31/2010           12,733.43             12,599.49              11,822.45
 8/31/2010           12,772.39             12,615.65              11,815.36
 9/30/2010           13,143.99             12,950.30              12,175.14
10/31/2010           13,512.55             13,256.45              12,513.55
11/30/2010           13,435.99             13,116.45              12,387.57
12/31/2010           13,709.37             13,357.82              12,639.18
 1/31/2011           13,976.04             13,626.80              12,903.10
 2/28/2011           14,254.25             13,804.56              13,111.00
 3/31/2011           14,339.23             13,860.82              13,137.96
 4/30/2011           14,587.46             14,053.56              13,344.06
 5/31/2011           14,665.36             14,114.23              13,373.53
 6/30/2011           14,463.99             14,004.79              13,225.15
 7/31/2011           14,588.71             14,196.94              13,334.98
 8/31/2011           13,926.64             13,671.61              12,735.61
 9/30/2011           13,445.71             13,287.89              12,285.56
10/31/2011           14,021.53             14,002.14              13,001.78
11/30/2011           13,766.01             13,748.44              12,708.93
12/31/2011           14,070.91             14,088.23              12,999.37
 1/31/2012           14,488.88             14,463.28              13,432.09
 2/29/2012           14,844.97             14,793.38              13,742.76
 3/31/2012           14,912.45             14,796.17              13,745.45
 4/30/2012           15,014.83             14,949.68              13,867.58
 5/31/2012           14,804.97             14,751.95              13,641.93
 6/30/2012           15,050.08             15,026.96              13,898.22
 7/31/2012           15,349.07             15,291.24              14,152.54
 8/31/2012           15,606.31             15,474.87              14,331.62
 9/30/2012           15,869.23             15,669.08              14,530.02
10/31/2012           16,093.89             15,803.35              14,655.40
11/30/2012           16,168.58             15,922.79              14,772.69
12/31/2012           16,455.70             16,160.92              15,006.20
 1/31/2013           16,774.76             16,370.85              15,224.03
 2/28/2013           16,920.46             16,465.31              15,304.29
 3/31/2013           17,116.97             16,635.28              15,464.07
 4/30/2013           17,432.33             16,941.43              15,754.96
 5/31/2013           17,442.77             16,843.74              15,665.98
 6/30/2013           16,998.05             16,405.66              15,258.11
 7/31/2013           17,267.67             16,732.24              15,557.76
 8/31/2013           17,161.63             16,635.87              15,447.29
 9/30/2013           17,286.37             16,798.34              15,611.62
10/31/2013           17,679.02             17,204.83              15,988.93
11/30/2013           17,762.06             17,272.55              16,055.39
12/31/2013           17,875.99             17,378.33              16,151.88
 1/31/2014           18,056.69             17,510.69              16,253.06

                                   [END CHART]

                         Data from 7/31/08 to 1/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Institutional Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Credit Suisse High Yield Index and the Lipper High Current Yield Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

10  | USAA HIGH INCOME FUND

================================================================================

USAA HIGH INCOME FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UHYOX)

--------------------------------------------------------------------------------
                                              1/31/14                7/31/13
--------------------------------------------------------------------------------
Net Assets                                 $7.8 Million           $7.1 Million
Net Asset Value Per Share                     $8.74                 $8.79

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
   8/1/13-1/31/14*               1 Year               Since Inception 8/01/10
        4.35%                     7.19%                        10.00%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/10
    8.30%                                                      9.95%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 1/31/14**
--------------------------------------------------------------------------------
   Unsubsidized               4.54%            Subsidized               4.70%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/13***
--------------------------------------------------------------------------------
   Before Reimbursement     1.35%               After Reimbursement     1.21%

               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2014, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.20% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA HIGH INCOME        CREDIT SUISSE        LIPPER HIGH CURRENT
               FUND ADVISER SHARES     HIGH YIELD INDEX     YIELD BOND FUNDS INDEX
 7/31/2010          $10,000.00            $10,000.00              $10,000.00
 8/31/2010           10,030.71             10,012.83                9,994.01
 9/30/2010           10,316.99             10,278.43               10,298.32
10/31/2010           10,588.61             10,521.42               10,584.57
11/30/2010           10,524.02             10,410.30               10,478.01
12/31/2010           10,732.48             10,601.87               10,690.83
 1/31/2011           10,937.44             10,815.36               10,914.07
 2/28/2011           11,150.86             10,956.44               11,089.92
 3/31/2011           11,212.33             11,001.10               11,112.72
 4/30/2011           11,402.05             11,154.07               11,287.05
 5/31/2011           11,458.62             11,202.22               11,311.98
 6/30/2011           11,296.48             11,115.36               11,186.47
 7/31/2011           11,389.73             11,267.87               11,279.37
 8/31/2011           10,867.67             10,850.92               10,772.40
 9/30/2011           10,488.62             10,546.37               10,391.72
10/31/2011           10,935.08             11,113.26               10,997.53
11/30/2011           10,744.35             10,911.90               10,749.83
12/31/2011           10,977.63             11,181.59               10,995.50
 1/31/2012           11,300.22             11,479.26               11,361.51
 2/29/2012           11,573.59             11,741.25               11,624.29
 3/31/2012           11,622.25             11,743.46               11,626.57
 4/30/2012           11,698.18             11,865.31               11,729.87
 5/31/2012           11,530.79             11,708.37               11,539.01
 6/30/2012           11,703.61             11,926.64               11,755.79
 7/31/2012           11,932.28             12,136.39               11,970.90
 8/31/2012           12,142.34             12,282.14               12,122.38
 9/30/2012           12,342.50             12,436.28               12,290.19
10/31/2012           12,510.75             12,542.85               12,396.25
11/30/2012           12,549.54             12,637.64               12,495.46
12/31/2012           12,766.88             12,826.64               12,692.97
 1/31/2013           13,025.23             12,993.26               12,877.22
 2/28/2013           13,118.86             13,068.23               12,945.11
 3/31/2013           13,281.44             13,203.13               13,080.26
 4/30/2013           13,506.02             13,446.12               13,326.30
 5/31/2013           13,523.71             13,368.58               13,251.04
 6/30/2013           13,160.55             13,020.89               12,906.05
 7/31/2013           13,379.59             13,280.09               13,159.51
 8/31/2013           13,293.36             13,203.60               13,066.07
 9/30/2013           13,385.58             13,332.56               13,205.07
10/31/2013           13,684.01             13,655.18               13,524.21
11/30/2013           13,743.82             13,708.93               13,580.43
12/31/2013           13,826.14             13,792.88               13,662.04
 1/31/2014           13,961.33             13,897.93               13,747.62

                                   [END CHART]

                         Data from 7/31/10 to 1/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Adviser Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Credit Suisse High Yield Index and the Lipper High Current Yield Bond Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

12  | USAA HIGH INCOME FUND

================================================================================

                              o TOP 10 HOLDINGS* o
                                 AS OF 1/31/2014
                                (% of Net Assets)

                                                 COUPON RATE %   % OF NET ASSETS
                                                 -------------------------------
NuStar Logistics, LP .........................        7.63%             2.1%
StanCorp Financial Group, Inc. ...............        6.90%             1.2%
PPL Capital Funding, Inc. ....................        6.70%             1.2%
Glen Meadow Pass-Through Trust ...............        6.51%             1.1%
Lincoln National Corp. .......................        7.00%             1.1%
QBE Capital Funding III Ltd. .................        7.25%             1.0%
Dairy Farmers of America, Inc.,
   7.88%, cumulative redeemable, perpetual ...        7.88%             1.0%
Textron Financial Corp. ......................        6.00%             0.9%
Chesapeake Energy Corp., 5.75%, perpetual ....        5.75%             0.9%
Genworth Holdings, Inc. ......................        6.15%             0.9%

You will find a complete list of securities that the Fund owns on pages 15-37.

* Excludes money market instruments.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                        o ASSET ALLOCATION -- 1/31/2014 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                                 26.0%
ENERGY                                                                     17.2%
CONSUMER DISCRETIONARY                                                     11.1%
INDUSTRIALS                                                                 9.4%
MATERIALS                                                                   9.1%
TELECOMMUNICATION SERVICES                                                  7.1%
UTILITIES                                                                   6.4%
CONSUMER STAPLES                                                            3.6%
INFORMATION TECHNOLOGY                                                      3.1%
HEALTH CARE                                                                 2.8%
MONEY MARKET INSTRUMENTS                                                    1.7%
EXCHANGE-TRADED FUNDS*                                                      0.9%
MUNCIPAL BONDS                                                              0.1%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

14  | USAA HIGH INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (71.0%)

             CONSUMER DISCRETIONARY (9.7%)
             -----------------------------
             ADVERTISING (0.6%)
  $    233   Clear Channel Communications, Inc.(a)                         3.81%       1/29/2016       $      228
     2,240   Clear Channel Communications, Inc.(a)                         6.91        1/30/2019            2,178
     4,310   Clear Channel Communications, Inc.(a)                         7.66        7/30/2019            4,300
     5,000   Clear Channel Worldwide Holdings, Inc.                        7.63        3/15/2020            5,300
                                                                                                       ----------
                                                                                                           12,006
                                                                                                       ----------
             APPAREL RETAIL (0.9%)
    18,162   L Brands, Inc.                                                6.95        3/01/2033           17,935
     2,362   L Brands, Inc.                                                7.60        7/15/2037            2,397
                                                                                                       ----------
                                                                                                           20,332
                                                                                                       ----------
             AUTO PARTS & EQUIPMENT (0.2%)
     1,093   Federal-Mogul Corp.(a)                                        2.11       12/29/2014            1,087
       643   Federal-Mogul Corp.(a)                                        2.11       12/28/2015              640
     2,000   Lear Corp.(b)                                                 4.75        1/15/2023            1,900
                                                                                                       ----------
                                                                                                            3,627
                                                                                                       ----------
             AUTOMOTIVE RETAIL (0.2%)
     5,000   CST Brands, Inc.                                              5.00        5/01/2023            4,825
                                                                                                       ----------
             BROADCASTING (0.3%)
       100   CBS Outdoor Americas Capital, LLC(b)                          5.25        2/15/2022              101
       100   CBS Outdoor Americas Capital, LLC(b)                          5.63        2/15/2024              101
     3,000   Sinclair Television Group, Inc.                               6.13       10/01/2022            3,045
     4,000   Univision Communications, Inc.(b)                             8.50        5/15/2021            4,410
                                                                                                       ----------
                                                                                                            7,657
                                                                                                       ----------
             CABLE & SATELLITE (1.5%)
     5,000   Cablevision Systems Corp.                                     8.00        4/15/2020            5,638
     5,000   CCO Holdings, LLC(b)                                          5.25        3/15/2021            4,881
     5,000   CCO Holdings, LLC                                             6.63        1/31/2022            5,250
     5,000   CCO Holdings, LLC                                             5.75        1/15/2024            4,875
     5,000   Cequel Communications Holdings I,
               LLC & Cequel Capital Corp.(b)                               6.38        9/15/2020            5,138
     7,000   Mediacom Broadband, LLC                                       6.38        4/01/2023            7,192
                                                                                                       ----------
                                                                                                           32,974
                                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             CASINOS & GAMING (3.0%)
  $ 5,000    Caesar's Entertainment Operating Co., Inc.                   10.00%       12/15/2018      $    2,537
    4,000    Caesar's Entertainment Operating Co., Inc.                    8.50         2/15/2020           3,792
   10,000    Caesar's Entertainment Resort Properties, LLC(a)              7.00        10/12/2020          10,137
    6,000    Chester Downs & Marina, LLC(b)                                9.25         2/01/2020           5,925
    1,500    Eldorado Resorts, LLC(b)                                      8.63         6/15/2019           1,594
    2,472    Inn of the Mountain Gods Resort & Casino(b)                   9.25        11/30/2020           2,453
    4,000    Isle of Capri Casinos                                         8.88         6/15/2020           4,340
    5,000    Marina District Finance Co., Inc.                             9.88         8/15/2018           5,400
    8,000    MGM Resorts International                                     8.63         2/01/2019           9,460
    3,050    MTR Gaming Group, Inc.                                       11.50         8/01/2019           3,447
    5,000    Pinnacle Entertainment, Inc.                                  8.75         5/15/2020           5,500
    5,000    Scientific Games International, Inc.                          6.25         9/01/2020           5,250
    3,000    Snoqualmie Entertainment Auth.(b)                             4.15(c)      2/01/2014           3,000
      850    Snoqualmie Entertainment Auth.(b)                             9.13         2/01/2015             850
      600    Sugarhouse HSP Gaming Prop Mezz,
                LP & Sugarhouse HSP Gaming Finance Corp.(b)                6.38         6/01/2021             584
                                                                                                       ----------
                                                                                                           64,269
                                                                                                       ----------
             DEPARTMENT STORES (0.3%)
    3,200    Dillard's, Inc.                                               7.13         8/01/2018           3,696
    2,100    Macy's Retail Holdings, Inc.                                  7.88         8/15/2036           2,355
                                                                                                       ----------
                                                                                                            6,051
                                                                                                       ----------
             HOMEBUILDING (0.7%)
    5,000    Beazer Homes USA, Inc.                                        9.13         5/15/2019           5,400
    2,000    D.R. Horton, Inc.                                             5.75         8/15/2023           2,064
    5,000    KB Home                                                       7.50         9/15/2022           5,350
    1,596    Taylor Morrison Communities, Inc.(b)                          7.75         4/15/2020           1,755
                                                                                                       ----------
                                                                                                           14,569
                                                                                                       ----------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
    5,000    Royal Caribbean Cruises Ltd.                                  5.25        11/15/2022           5,088
                                                                                                       ----------
             MOVIES & ENTERTAINMENT (0.1%)
    2,000    Production Resource Group, Inc.                               8.88         5/01/2019           1,560
                                                                                                       ----------
             PUBLISHING (0.7%)
      195    American Media, Inc.(b)                                      13.50         6/15/2018             211
    6,248    McGraw-Hill Global Education Holdings, LLC(a)                 9.00         3/22/2019           6,373
    7,500    McGraw-Hill Global Education Holdings, LLC(b)                 9.75         4/01/2021           8,194
                                                                                                       ----------
                                                                                                           14,778
                                                                                                       ----------
             RESTAURANTS (0.2%)
    4,000    NPC International, Inc.                                      10.50         1/15/2020           4,620
                                                                                                       ----------

================================================================================

16  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             SPECIALIZED CONSUMER SERVICES (0.1%)
  $ 3,000    Weight Watchers International, Inc.(a),(d)                    6.21%       4/02/2020       $    2,691
                                                                                                       ----------
             SPECIALTY STORES (0.5%)
    4,938    Harbor Freight Tools USA, Inc.(a)                             4.75        7/26/2019            5,021
    5,000    Michaels Stores, Inc.                                         7.75       11/01/2018            5,362
                                                                                                       ----------
                                                                                                           10,383
                                                                                                       ----------
             TIRES & RUBBER (0.2%)
    5,000    Goodyear Tire & Rubber Co.                                    6.50        3/01/2021            5,356
                                                                                                       ----------
             Total Consumer Discretionary                                                                 210,786
                                                                                                       ----------
             CONSUMER STAPLES (1.4%)
             -----------------------
             PACKAGED FOODS & MEAT (1.4%)
    5,000    B&G Foods, Inc.                                               4.63        6/01/2021            4,856
    4,882    Chiquita Brands International, Inc.(b)                        7.88        2/01/2021            5,285
   15,000    Kraft Foods Group, Inc.                                       3.50        6/06/2022           15,042
    5,000    Sun Merger Sub, Inc.(b)                                       5.88        8/01/2021            5,087
                                                                                                       ----------
                                                                                                           30,270
                                                                                                       ----------
             Total Consumer Staples                                                                        30,270
                                                                                                       ----------
             ENERGY (16.8%)
             --------------
             COAL & CONSUMABLE FUELS (0.5%)
    5,000    Alpha Natural Resources                                       9.75        4/15/2018            5,288
    5,000    Arch Coal, Inc.                                               9.88        6/15/2019            4,400
    1,000    James River Coal Co.                                          7.88        4/01/2019              275
    2,000    Peabody Energy Corp.                                          7.88       11/01/2026            2,065
                                                                                                       ----------
                                                                                                           12,028
                                                                                                       ----------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
    3,000    Basic Energy Services                                         7.75        2/15/2019            3,165
    3,000    Brand Energy & Infrastructure Service, Inc.(b)                8.50       12/01/2021            3,053
    5,000    Exterran Partners, LP                                         6.00        4/01/2021            4,987
    4,000    Global Geophysical Services, Inc.                            10.50        5/01/2017            3,130
                                                                                                       ----------
                                                                                                           14,335
                                                                                                       ----------
             OIL & GAS EXPLORATION & PRODUCTION (6.8%)
    5,000    Alta Mesa Holdings, LP                                        9.63       10/15/2018            5,388
   10,000    Bill Barrett Corp.(e)                                         7.00       10/15/2022           10,475
    5,000    BreitBurn Energy Partners, LP                                 7.88        4/15/2022            5,344
    5,000    Carrizo Oil & Gas, Inc.                                       8.63       10/15/2018            5,425
    2,000    Chaparral Energy, Inc.                                        8.25        9/01/2021            2,190
    5,000    Comstock Resources, Inc.                                      7.75        4/01/2019            5,350
    5,000    EP Energy, LLC & Everest Acquisition Finance, Inc.            9.38        5/01/2020            5,775
    1,000    EP Energy, LLC & Everest Acquisition Finance, Inc.            7.75        9/01/2022            1,110

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
  $ 5,000    EV Energy Partners, LP                                        8.00%       4/15/2019       $    5,119
    5,000    Forest Oil Corp.                                              7.50        9/15/2020            4,950
    2,194    GMX Resources, Inc.(f)                                       11.00       12/01/2017            1,975
    3,000    Halcon Resources Corp.(b)                                     9.25        2/15/2022            3,038
    4,000    Magnum Hunter Resources Corp.                                 9.75        5/15/2020            4,370
    5,000    Midstates Petroleum Co., Inc. &
               Midstates Petroleum Co., LLC                                9.25        6/01/2021            5,225
    1,400    Murphy USA, Inc.(b)                                           6.00        8/15/2023            1,404
    5,000    PDC Energy, Inc.                                              7.75       10/15/2022            5,412
    7,300    Penn Virginia Corp.                                           8.50        5/01/2020            7,993
   10,000    Quicksilver Resources, Inc.                                   7.13        4/01/2016            9,650
    7,000    Quicksilver Resources, Inc.(a)                                7.00        6/21/2019            6,982
    5,000    Resolute Energy Corp.                                         8.50        5/01/2020            5,250
    5,000    Rex Energy Corp.                                              8.88       12/01/2020            5,525
    6,000    Rosetta Resources, Inc.                                       5.88        6/01/2022            5,962
    7,250    Sabine Oil & Gas, LLC                                         9.75        2/15/2017            7,576
    5,000    Samson Investment Co.(a)                                      5.00        9/25/2018            5,053
    5,000    Samson Investment Co.(b)                                     10.50        2/15/2020            5,525
   10,000    Sandridge Energy, Inc.                                        7.50        2/15/2023           10,237
    5,000    Ultra Petroleum Corp.(b)                                      5.75       12/15/2018            5,188
                                                                                                       ----------
                                                                                                          147,491
                                                                                                       ----------
             OIL & GAS REFINING & MARKETING (0.2%)
    5,000    Northern Tier Energy, LLC &
               Northern Tier Finance Corp.                                 7.13       11/15/2020            5,325
                                                                                                       ----------
             OIL & GAS STORAGE & TRANSPORTATION (8.6%)
    5,000    Atlas Pipeline, LP & Atlas Pipeline Finance Corp.             6.63       10/01/2020            5,262
    5,000    Crestwood Midstream Partners, LP                              6.00       12/15/2020            5,162
    2,000    Crestwood Midstream Partners, LP(b)                           6.13        3/01/2022            2,050
   15,000    DCP Midstream, LLC(b)                                         5.85        5/21/2043           13,950
    5,061    El Paso, LLC                                                  7.80        8/01/2031            5,271
    2,500    Energy Transfer Equity, LP                                    7.50       10/15/2020            2,828
    5,000    Energy Transfer Partners, LP                                  3.26(c)    11/01/2066            4,575
   12,250    Enterprise Products Operating, LLC                            7.00        6/01/2067           12,719
    9,000    Enterprise Products Operating, LLC                            7.03        1/15/2068            9,999
    5,000    Genesis Energy, LP & Genesis Energy Finance Corp.             5.75        2/15/2021            5,100
    8,000    Martin Midstream Partners, LP                                 7.25        2/15/2021            8,320
    3,000    NGL Energy Partners, LP(b)                                    6.88       10/15/2021            3,098
   12,000    NGPL PipeCo, LLC(b)                                           7.12       12/15/2017           11,400
    3,000    NGPL PipeCo, LLC(b)                                           9.63        6/01/2019            2,993
    5,000    NGPL PipeCo, LLC(b)                                           7.77       12/15/2037            4,300
    3,000    Niska Gas Storage                                             8.88        3/15/2018            3,135
    1,730    NuStar Logistics, LP                                          7.63        1/15/2043           45,593

================================================================================

18  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
  $ 5,000    PVR Partners, LP(b)                                           6.50%       5/15/2021       $    5,262
   13,000    Sabine Pass Liquefaction, LLC(b)                              5.63        2/01/2021           13,032
    2,000    Sabine Pass LNG, LP                                           6.50       11/01/2020            2,100
    5,000    Southern Union Co.                                            3.26(c)    11/01/2066            4,075
    3,000    Targa Resources Partners, LP                                  6.88        2/01/2021            3,218
    3,000    Targa Resources Partners, LP                                  5.25        5/01/2023            2,918
    1,000    Teekay Corp.                                                  8.50        1/15/2020            1,111
    3,000    TEPPCO Partners, LP                                           7.00        6/01/2067            3,085
    5,000    Tesoro Logistics, LP & Tesoro Logistics Finance Corp.         6.13       10/15/2021            5,162
                                                                                                       ----------
                                                                                                          185,718
                                                                                                       ----------
             Total Energy                                                                                 364,897
                                                                                                       ----------
             FINANCIALS (14.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
    8,461    Walter Investment Management Corp.(a)                         4.75       12/11/2020            8,542
   10,000    Walter Investment Management Corp.(b)                         7.88       12/15/2021           10,175
                                                                                                       ----------
                                                                                                           18,717
                                                                                                       ----------
             CONSUMER FINANCE (0.6%)
    4,000    American Express Co.                                          6.80        9/01/2066            4,320
    6,000    Credit Acceptance Corp.                                       9.13        2/01/2017            6,300
    3,000    Credit Acceptance Corp.(b)                                    6.13        2/15/2021            3,067
                                                                                                       ----------
                                                                                                           13,687
                                                                                                       ----------
             DIVERSIFIED BANKS (1.0%)
    4,000    Compass Bank                                                  6.40       10/01/2017            4,463
    1,800    USB Realty Corp.(b)                                           1.39(c)             -(g)         1,638
   15,000    Wells Fargo & Co.                                             3.50        3/08/2022           15,200
                                                                                                       ----------
                                                                                                           21,301
                                                                                                       ----------
             INVESTMENT BANKING & BROKERAGE (0.0%)
    1,000    Lehman Brothers Holdings, Inc.(h)                             5.75        4/25/2011              220
    1,500    Lehman Brothers Treasury Co. B.V.(h)                          6.88       12/29/2010              461
                                                                                                       ----------
                                                                                                              681
                                                                                                       ----------
             LIFE & HEALTH INSURANCE (3.5%)
    3,000    American Equity Investment Life Holding Co.                   6.63        7/15/2021            3,142
      274    Delphi Financial Group, Inc.                                  7.38        5/15/2037            6,603
    3,000    Forethought Financial Group(b)                                8.63        4/15/2021            3,377
   23,000    Lincoln National Corp.                                        7.00        5/17/2066           23,575
    2,000    MetLife, Inc.                                                10.75        8/01/2039            2,970
   10,000    Prudential Financial, Inc.                                    5.20        3/15/2044            9,670
   25,465    StanCorp Financial Group, Inc.                                6.90        6/01/2067           25,529
                                                                                                       ----------
                                                                                                           74,866
                                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (2.7%)
 $ 21,299    Genworth Holdings, Inc.                                       6.15%      11/15/2066       $   19,116
   25,000    Glen Meadow Pass-Through Trust(b)                             6.51        2/12/2067           25,000
   15,000    Nationwide Mutual Insurance Co.(b)                            5.81       12/15/2024           15,244
                                                                                                       ----------
                                                                                                           59,360
                                                                                                       ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
    4,000    GE Capital Trust I                                            6.38       11/15/2067            4,390
    5,000    General Electric Capital Corp.                                6.25                -(g)         5,234
    6,034    ILFC E-Capital Trust I(b)                                     5.46(c)    12/21/2065            5,574
   16,362    ILFC E-Capital Trust II(b)                                    6.25       12/21/2065           15,462
    5,000    International Lease Finance Corp.                             8.63        1/15/2022            5,962
    1,000    Washington Mutual Bank(h)                                     5.55        6/16/2010              294
                                                                                                       ----------
                                                                                                           36,916
                                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (1.5%)
   10,000    AmTrust Financial Services, Inc.(b)                           6.13        8/15/2023           10,100
    1,000    Assured Guaranty Municipal Holdings, Inc.(b)                  6.40       12/15/2066              790
    2,300    Assured Guaranty U.S. Holdings, Inc.                          6.40       12/15/2066            2,057
    3,780    Hanover Insurance Group, Inc.                                 8.21        2/03/2027            3,940
    5,400    Ironshore Holdings, Inc.(b)                                   8.50        5/15/2020            6,328
      817    Kingsway America, Inc.                                        7.50        2/01/2014              817
    6,000    Liberty Mutual Group, Inc.(b)                                 7.00        3/15/2037            6,270
    2,000    Zenith National Insurance Capital Trust I(b)                  8.55        8/01/2028            2,010
                                                                                                       ----------
                                                                                                           32,312
                                                                                                       ----------
             REAL ESTATE DEVELOPMENT (0.1%)
    2,500    Howard Hughes Corp.(b)                                        6.88       10/01/2021            2,619
                                                                                                       ----------
             REGIONAL BANKS (1.2%)
    1,000    AmSouth Bancorp.                                              6.75       11/01/2025            1,097
    6,940    First Tennessee Capital II                                    6.30        4/15/2034            6,784
    1,500    M&T Capital Trust I                                           8.23        2/01/2027            1,522
    2,000    M&T Capital Trust II                                          8.28        6/01/2027            2,045
   10,409    Regions Bank                                                  6.45        6/26/2037           11,329
    1,790    Regions Financial Corp.                                       7.38       12/10/2037            2,050
                                                                                                       ----------
                                                                                                           24,827
                                                                                                       ----------
             REINSURANCE (0.1%)
    2,000    Alterra USA Holdings Ltd.(b)                                  7.20        4/14/2017            2,263
                                                                                                       ----------
             REITs -- RETAIL (0.3%)
    3,000    Brixmor, LLC                                                  5.30        1/15/2015            3,049
    2,675    Brixmor, LLC                                                  5.25        9/15/2015            2,715
    1,550    Brixmor, LLC                                                  7.50        7/30/2029            1,529
                                                                                                       ----------
                                                                                                            7,293
                                                                                                       ----------

================================================================================

20  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             REITs - SPECIALIZED (0.2%)
  $  5,000   Aviv Heathcare Properties, LP                                 6.00%      10/15/2021       $    5,150
                                                                                                       ----------
             SPECIALIZED FINANCE (0.7%)
    10,000   National Rural Utilities Cooperative Finance Corp.            4.75        4/30/2043            9,425
     5,000   PHH Corp.                                                     6.38        8/15/2021            5,037
                                                                                                       ----------
                                                                                                           14,462
                                                                                                       ----------
             Total Financials                                                                             314,454
                                                                                                       ----------
             HEALTH CARE (2.4%)
             ------------------
             HEALTH CARE EQUIPMENT (0.4%)
     1,500   Accellent, Inc.                                               8.38        2/01/2017            1,575
     1,500   Accellent, Inc.                                              10.00       11/01/2017            1,609
     5,000   Universal Hospital Services, Inc.                             7.63        8/15/2020            5,312
                                                                                                       ----------
                                                                                                            8,496
                                                                                                       ----------
             HEALTH CARE FACILITIES (0.8%)
     1,000   Community Health Systems, Inc.(b)                             5.13        8/01/2021            1,008
       500   Community Health Systems, Inc.(b)                             6.88        2/01/2022              513
     5,000   HCA Holdings, Inc.                                            7.75        5/15/2021            5,500
     5,000   Kindred Healthcare, Inc.                                      8.25        6/01/2019            5,388
     2,000   Tenet Healthcare Corp.                                        8.00        8/01/2020            2,190
     2,000   Tenet Healthcare Corp.                                        4.50        4/01/2021            1,945
       500   United Surgical Partners International, Inc.                  9.00        4/01/2020              561
                                                                                                       ----------
                                                                                                           17,105
                                                                                                       ----------
             HEALTH CARE SERVICES (0.3%)
     5,000   Radiation Therapy Services, Inc.                              9.88        4/15/2017            4,788
     2,000   ResCare, Inc.                                                10.75        1/15/2019            2,235
                                                                                                       ----------
                                                                                                            7,023
                                                                                                       ----------
             HEALTH CARE SUPPLIES (0.4%)
     1,000   DJO Finance, LLC                                              9.75       10/15/2017            1,035
     3,000   DJO Finance, LLC                                              7.75        4/15/2018            3,083
     4,000   VWR Funding, Inc.                                             7.25        9/15/2017            4,280
                                                                                                       ----------
                                                                                                            8,398
                                                                                                       ----------
             PHARMACEUTICALS (0.5%)
     5,000   Valeant Pharmaceuticals International, Inc.(b)                6.38       10/15/2020            5,362
     5,000   Valeant Pharmaceuticals International, Inc.(b)                6.75        8/15/2021            5,363
                                                                                                       ----------
                                                                                                           10,725
                                                                                                       ----------
             Total Health Care                                                                             51,747
                                                                                                       ----------
             INDUSTRIALS (8.0%)
             ------------------
             AEROSPACE & DEFENSE (0.9%)
    22,500   Textron Financial Corp.(b)                                    6.00        2/15/2067           20,419
                                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             AIRLINES (3.5%)
 $    721    America West Airlines, Inc. Pass-Through Trust                6.87%       1/02/2017       $      757
      506    America West Airlines, Inc. Pass-Through Trust                7.12        1/02/2017              516
    4,854    American Airlines, Inc. "B" Pass-Through Trust(b)             5.63        1/15/2021            4,860
    6,233    American Airlines, Inc. Pass-Through Trust(b)                 7.00        1/31/2018            6,669
    3,134    Continental Airlines, Inc. "B" Pass-Through Trust             6.25        4/11/2020            3,306
    5,000    Continental Airlines, Inc. Pass-Through Trust                 6.13        4/29/2018            5,225
    3,000    Continental Airlines, Inc. Pass-Through Trust                 5.50        4/29/2022            3,060
   20,000    Hawaiian Airlines Pass-Through Trust                          4.95        1/15/2022           18,700
    5,000    United Air Lines, Inc. "B" Pass-Through Trust                 5.38        8/15/2021            5,125
    4,488    United Air Lines, Inc. Pass-Through Trust(b)                 12.00        7/15/2017            5,082
    7,000    US Airways Group, Inc. "B" Pass-Through Trust                 5.38        5/15/2023            6,860
    6,286    US Airways Group, Inc. Pass-Through Trust                     8.50        4/22/2017            6,852
    5,000    US Airways Group, Inc. Pass-Through Trust                     5.45        6/03/2018            5,013
    2,645    US Airways Group, Inc. Pass-Through Trust                     9.75       10/22/2018            3,081
    1,679    US Airways Group, Inc. Pass-Through Trust (INS)               7.08        3/20/2021            1,813
                                                                                                       ----------
                                                                                                           76,919
                                                                                                       ----------
             BUILDING PRODUCTS (0.3%)
    5,000    USG Corp.(b)                                                  8.38       10/15/2018            5,425
                                                                                                       ----------
             COMMERCIAL PRINTING (0.8%)
    5,000    Cenveo Corp.                                                  8.88        2/01/2018            4,975
    5,035    Harland Clarke Holdings Corp.                                 6.00(c)     5/15/2015            5,048
    6,000    R.R. Donnelley & Sons Co.                                     8.25        3/15/2019            6,975
                                                                                                       ----------
                                                                                                           16,998
                                                                                                       ----------
             CONSTRUCTION & ENGINEERING (0.1%)
    2,000    Zachry Holdings, Inc.(b)                                      7.50        2/01/2020            2,110
                                                                                                       ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    5,000    Navistar International Corp.                                  8.25       11/01/2021            5,169
                                                                                                       ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    1,000    Artesyn Escrow, Inc.(b)                                       9.75       10/15/2020            1,042
                                                                                                       ----------
             INDUSTRIAL CONGLOMERATES (0.0%)
      530    Tomkins, LLC                                                  9.00       10/01/2018             577
                                                                                                       ----------
             INDUSTRIAL MACHINERY (0.7%)
    5,000    Dynacast International, LLC                                   9.25        7/15/2019            5,544
    5,000    Stanley Black & Decker, Inc.                                  5.75       12/15/2053            5,337
    4,542    Thermadyne Holdings Corp.                                     9.00       12/15/2017            4,872
                                                                                                       ----------
                                                                                                           15,753
                                                                                                       ----------
             MARINE (0.8%)
    1,000    Navios Maritime Acquisition Corp.(b)                          8.13       11/15/2021            1,025
    5,000    Navios Maritime Holdings, Inc.                                8.13        2/15/2019            5,125

================================================================================

22  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
 $ 10,000    Navios Maritime Holdings, Inc.(b)                             7.38%       1/15/2022       $   10,100
                                                                                                       ----------
                                                                                                           16,250
                                                                                                       ----------
             RAILROADS (0.4%)
    4,135    Florida East Coast Railway Corp.                              8.13        2/01/2017            4,320
    3,693    Southern Capital Pass-Through Trust(b)                        5.70        6/30/2022            4,095
                                                                                                       ----------
                                                                                                            8,415
                                                                                                       ----------
             TRADING COMPANIES & DISTRIBUTORS (0.0%)
    1,000    WESCO International, Inc.(b)                                  5.38       12/15/2021            1,008
                                                                                                       ----------
             TRUCKING (0.2%)
    2,500    Avis Budget Car Rental, LLC &
                Avis Budget Finance, Inc.                                  5.50        4/01/2023            2,425
    2,000    Jurassic Holdings III, Inc.(b),(d)                            6.88        2/15/2021            2,015
                                                                                                       ----------
                                                                                                            4,440
                                                                                                       ----------
             Total Industrials                                                                            174,525
                                                                                                       ----------
             INFORMATION TECHNOLOGY (2.6%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.3%)
    3,500    Avaya, Inc.(b)                                                7.00        4/01/2019            3,474
    3,500    Avaya, Inc.(b)                                               10.50        3/01/2021            3,255
                                                                                                       ----------
                                                                                                            6,729
                                                                                                       ----------
             COMPUTER HARDWARE (0.2%)
    5,000    Denali Borrower, LLC & Denali Finance Corp.(b)                5.63       10/15/2020            5,006
                                                                                                       ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
    4,750    First Data Corp.(b)                                           7.38        6/15/2019            5,082
    2,000    First Data Corp.(b)                                           6.75       11/01/2020            2,115
    8,000    First Data Corp.(b)                                          11.25        1/15/2021            8,860
    4,000    Lender Processing Services, Inc.                              5.75        4/15/2023            4,220
    4,000    SunGard Data Systems, Inc.                                    6.63       11/01/2019            4,210
    1,985    SunGard Data Systems, Inc.(a)                                 4.00        3/09/2020            1,999
                                                                                                       ----------
                                                                                                           26,486
                                                                                                       ----------
             HOME ENTERTAINMENT SOFTWARE (0.3%)
    5,000    Activision Blizzard, Inc.(b)                                  5.63        9/15/2021            5,187
    2,000    Activision Blizzard, Inc.(b)                                  6.13        9/15/2023            2,090
                                                                                                       ----------
                                                                                                            7,277
                                                                                                       ----------
             SYSTEMS SOFTWARE (0.6%)
    4,000    BMC Software, Inc.(a)                                         5.00        9/10/2020            4,003
    2,000    BMC Software, Inc.(b)                                         8.13        7/15/2021            2,075
    5,000    Sophia, LP(b)                                                 9.75        1/15/2019            5,563
                                                                                                       ----------
                                                                                                           11,641
                                                                                                       ----------
             Total Information Technology                                                                  57,139
                                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             MATERIALS (4.3%)
             ----------------
             ALUMINUM (0.2%)
  $ 4,000    Aleris International, Inc.                                    7.63%       2/15/2018       $    4,235
                                                                                                       ----------
             COMMODITY CHEMICALS (0.5%)
    5,000    Hexion U.S. Finance Corp.                                     8.88        2/01/2018            5,225
    5,000    Hexion U.S. Finance Corp.                                     6.63        4/15/2020            5,212
                                                                                                       ----------
                                                                                                           10,437
                                                                                                       ----------
             DIVERSIFIED METALS & MINING (0.2%)
    4,000    Thompson Creek Metals Co., Inc.                               7.38        6/01/2018            3,610
                                                                                                       ----------
             METAL & GLASS CONTAINERS (1.2%)
      250    Beverage Packaging Holdings Luxembourg II S.A.(b)             5.63       12/15/2016              256
    8,500    Reynolds Group Issuer, Inc.                                   7.88        8/15/2019            9,392
    9,000    Reynolds Group Issuer, Inc.                                   9.88        8/15/2019            9,990
    5,000    Reynolds Group Issuer, Inc.                                   5.75       10/15/2020            5,138
                                                                                                       ----------
                                                                                                           24,776
                                                                                                       ----------
             PAPER PACKAGING (0.3%)
    7,000    Sealed Air Corp.(b)                                           6.88        7/15/2033            6,895
                                                                                                       ----------
             PAPER PRODUCTS (0.5%)
    8,725    Mercer International, Inc.                                    9.50       12/01/2017            9,554
    4,000    Verso Paper Holdings, LLC                                     8.75        2/01/2019            2,160
                                                                                                       ----------
                                                                                                           11,714
                                                                                                       ----------
             SPECIALTY CHEMICALS (0.2%)
    5,000    Momentive Performance Materials, Inc.                         9.00        1/15/2021            4,562
                                                                                                       ----------
             STEEL (1.2%)
    5,456    Allegheny Ludlum Corp.                                        6.95       12/15/2025            5,978
   10,800    Atkore International, Inc.                                    9.88        1/01/2018           11,664
    2,600    Edgen Murray Corp.(b)                                         8.75       11/01/2020            3,006
    4,000    JMC Steel Group(b)                                            8.25        3/15/2018            4,150
    1,000    Severstal Columbus, LLC                                      10.25        2/15/2018            1,056
                                                                                                       ----------
                                                                                                           25,854
                                                                                                       ----------
             Total Materials                                                                               92,083
                                                                                                       ----------
             TELECOMMUNICATION SERVICES (6.1%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.8%)
   10,000    Level 3 Financing, Inc.                                       8.13        7/01/2019           11,050
    1,000    Level 3 Financing, Inc.(b)                                    6.13        1/15/2021            1,025
    5,000    TW Telecom Holdings, Inc.                                     6.38        9/01/2023            5,238
                                                                                                       ----------
                                                                                                           17,313
                                                                                                       ----------

================================================================================

24  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
 $ 10,000    CenturyLink, Inc.                                             5.80%       3/15/2022       $    9,900
    5,000    Frontier Communications Corp.                                 7.63        4/15/2024            4,988
    9,000    Frontier Communications Corp.                                 9.00        8/15/2031            9,045
      627    Qwest Corp.                                                   7.38        6/01/2051           15,681
   10,000    Verizon Communications, Inc.                                  4.50        9/15/2020           10,786
   10,000    Windstream Corp.                                              7.50        6/01/2022           10,225
    3,000    Windstream Corp.                                              6.38        8/01/2023            2,805
                                                                                                       ----------
                                                                                                           63,430
                                                                                                       ----------
             WIRELESS TELECOMMUNICATION SERVICES (2.4%)
    4,000    MetroPCS Wireless, Inc.                                       6.63       11/15/2020            4,245
    1,600    MetroPCS Wireless, Inc.(b)                                    6.25        4/01/2021            1,668
    2,000    MetroPCS Wireless, Inc.(b)                                    6.63        4/01/2023            2,082
    3,000    NII Capital Corp.                                             8.88       12/15/2019            1,425
    2,000    NII Capital Corp.                                             7.63        4/01/2021              860
   12,000    Sprint Communications, Inc.                                   7.00        8/15/2020           12,990
    6,000    Sprint Communications, Inc.                                   6.00       11/15/2022            5,925
   10,000    Sprint Corp.(b)                                               7.25        9/15/2021           10,812
    5,000    Sprint Corp.(b)                                               7.88        9/15/2023            5,350
    2,000    T-Mobile USA, Inc.                                            6.13        1/15/2022            2,050
    1,000    T-Mobile USA, Inc.                                            6.73        4/28/2022            1,054
      250    T-Mobile USA, Inc.                                            6.84        4/28/2023              262
    2,000    T-Mobile USA, Inc.                                            6.50        1/15/2024            2,048
                                                                                                       ----------
                                                                                                           50,771
                                                                                                       ----------
             Total Telecommunication Services                                                             131,514
                                                                                                       ----------
             UTILITIES (5.2%)
             ----------------
             ELECTRIC UTILITIES (2.6%)
   10,975    Enel S.p.A.(b)                                                8.75        9/24/2073           11,935
      288    FPL Energy National Wind Portfolio, LLC(b)                    6.13        3/25/2019              286
      126    FPL Energy Wind Funding, LLC(b)                               6.88        6/27/2017              125
    2,000    NextEra Energy Capital Holdings, Inc.                         6.65        6/15/2067            2,039
    2,000    NextEra Energy Capital Holdings, Inc.                         7.30        9/01/2067            2,202
   24,630    PPL Capital Funding, Inc.(e)                                  6.70        3/30/2067           24,894
    4,000    Texas Competitive Electric Holdings Co., LLC                 10.25       11/01/2015              245
   16,960    Texas Competitive Electric Holdings Co., LLC(a)               4.73       10/10/2017           11,832
    3,000    Texas Competitive Electric Holdings Co., LLC(b)              11.50       10/01/2020            2,228
                                                                                                       ----------
                                                                                                           55,786
                                                                                                       ----------
             GAS UTILITIES (0.2%)
    5,000    ONEOK, Inc.                                                   4.25         2/01/2022           4,871
                                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.3%)
  $ 7,000    AES Corp.                                                     7.38%       7/01/2021       $    7,788
    4,795    Calpine Corp.(b)                                              7.88        1/15/2023            5,310
   15,000    Genon Energy, Inc.                                            9.88       10/15/2020           15,900
                                                                                                       ----------
                                                                                                           28,998
                                                                                                       ----------
             MULTI-UTILITIES (1.1%)
   10,790    Integrys Energy Group, Inc.                                   6.11       12/01/2066           10,891
   11,025    Puget Sound Energy, Inc.                                      6.97        6/01/2067           11,618
                                                                                                       ----------
                                                                                                           22,509
                                                                                                       ----------
             Total Utilities                                                                              112,164
                                                                                                       ----------
             Total Corporate Obligations (cost: $1,454,474)                                             1,539,579
                                                                                                       ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (12.4%)

             CONSUMER DISCRETIONARY (0.4%)
             -----------------------------
             CABLE & SATELLITE (0.3%)
    5,000    Nara Cable Funding Ltd.(b)                                    8.88       12/01/2018            5,450
                                                                                                       ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
    2,500    Carlson Wagonlit B.V.(b)                                      6.88        6/15/2019            2,622
                                                                                                       ----------
             Total Consumer Discretionary                                                                   8,072
                                                                                                       ----------
             CONSUMER STAPLES (0.7%)
             -----------------------
             PACKAGED FOODS & MEAT (0.7%)
    1,300    Fage USA Dairy Industry, Inc.(b)                              9.88        2/01/2020            1,378
    9,425    JBS S.A.                                                     10.50        8/04/2016           10,603
    3,000    Minerva Luxembourg, S.A.                                      7.75        1/31/2023            2,925
                                                                                                       ----------
                                                                                                           14,906
                                                                                                       ----------
             Total Consumer Staples                                                                        14,906
                                                                                                       ----------
             ENERGY (0.1%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
    2,000    Expro Finance Luxembourg SCA(b)                               8.50       12/15/2016            2,091
                                                                                                       ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.0%)
    1,000    OGX Austria GmbH(b),(h)                                       8.38        4/01/2022               37
                                                                                                       ----------
             Total Energy                                                                                   2,128
                                                                                                       ----------
             FINANCIALS (3.9%)
             -----------------
             DIVERSIFIED BANKS (1.0%)
    1,000    Barclays Bank plc(b)                                          5.93                -(g)         1,060
    3,500    BayernLB Capital Trust l                                      6.20                -(g)         2,975
    5,000    Royal Bank of Scotland Group plc                              7.64                -(g)         4,950

================================================================================

26  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
 $ 10,000    Royal Bank of Scotland Group plc                              9.50%       3/16/2022       $   11,716
                                                                                                       ----------
                                                                                                           20,701
                                                                                                       ----------
             DIVERSIFIED CAPITAL MARKETS (0.2%)
    5,000    Deutsche Bank Capital Trust IV                                4.59(c)             -(g)         4,600
                                                                                                       ----------
             LIFE & HEALTH INSURANCE (0.1%)
    2,000    Great-West Life & Annuity Insurance Capital, LP(b)            7.15        5/16/2046            2,070
                                                                                                       ----------
             MULTI-LINE INSURANCE (0.7%)
    5,000    AXA S.A.(b)                                                   6.46                -(g)         5,150
    9,072    ZFS Finance USA Trust II(b)                                   6.45       12/15/2065            9,775
                                                                                                       ----------
                                                                                                           14,925
                                                                                                       ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    2,000    ING Capital Funding Trust III                                 3.85(c)             -(g)         2,005
    6,986    ING Groep N.V.                                                5.78                -(g)         7,213
       36    ING Groep N.V.                                                7.20                -(g)           915
       27    ING Groep N.V.                                                7.38                -(g)           673
                                                                                                       ----------
                                                                                                           10,806
                                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (1.2%)
   22,000    QBE Capital Funding III Ltd.(b)                               7.25        5/24/2041           22,747
    4,000    XL Group plc                                                  6.50                -(g)         3,940
                                                                                                       ----------
                                                                                                           26,687
                                                                                                       ----------
             REINSURANCE (0.2%)
    5,000    Swiss Re Capital I, LP(b)                                     6.85                -(g)         5,375
                                                                                                       ----------
             Total Financials                                                                              85,164
                                                                                                       ----------
             INDUSTRIALS (1.3%)
             ------------------
             AEROSPACE & DEFENSE (0.1%)
    2,000    Bombardier, Inc.(b)                                           6.13        1/15/2023            1,980
                                                                                                       ----------
             AIRLINES (0.9%)
   12,000    Air Canada "B" Pass-Through Trust(b)                          5.38        5/15/2021           12,000
    2,500    Air Canada "C" Pass-Through Trust(b)                          6.63        5/15/2018            2,539
    5,000    Virgin Australia Holdings Ltd. Pass-Through Trust(b)          7.13       10/23/2018            5,125
                                                                                                       ----------
                                                                                                           19,664
                                                                                                       ----------
             TRADING COMPANIES & DISTRIBUTORS (0.3%)
    5,250    Ashtead Capital, Inc.(b)                                      6.50        7/15/2022            5,644
                                                                                                       ----------
             Total Industrials                                                                             27,288
                                                                                                       ----------
             INFORMATION TECHNOLOGY (0.2%)
             -----------------------------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    2,000    MMI International Ltd.(b)                                     8.00        3/01/2017            1,970
                                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (0.1%)
  $ 4,000    Global A&T Electronics(b)                                    10.00%       2/01/2019       $    3,450
                                                                                                       ----------
             Total Information Technology                                                                   5,420
                                                                                                       ----------
             MATERIALS (4.2%)
             ----------------
             COMMODITY CHEMICALS (0.5%)
   10,000    Braskem Finance Ltd.(d)                                       6.45        2/03/2024            9,845
                                                                                                       ----------
             CONSTRUCTION MATERIALS (0.3%)
    1,000    CEMEX Finance, LLC(b)                                         9.38       10/12/2022            1,120
    1,000    CEMEX S.A. de C.V.(b)                                         9.00        1/11/2018            1,085
    3,000    CEMEX S.A. de C.V.(b)                                         6.50       12/10/2019            3,053
                                                                                                       ----------
                                                                                                            5,258
                                                                                                       ----------
             DIVERSIFIED METALS & MINING (0.9%)
   15,000    Glencore Funding, LLC(b)                                      4.13        5/30/2023           14,062
    5,000    Vedanta Resources plc(b)                                      8.25        6/07/2021            5,022
                                                                                                       ----------
                                                                                                           19,084
                                                                                                       ----------
             GOLD (0.6%)
    5,000    Eldorado Gold Corp.(b)                                        6.13       12/15/2020            4,800
    5,000    New Gold, Inc.(b)                                             6.25       11/15/2022            4,825
    4,000    Newcrest Finance Property Ltd.(b)                             4.20       10/01/2022            3,341
    1,000    St. Barbara Ltd.(b)                                           8.88        4/15/2018              835
                                                                                                       ----------
                                                                                                           13,801
                                                                                                       ----------
             METAL & GLASS CONTAINERS (0.3%)
    2,000    Ardagh Packaging Finance plc(b),(d)                           6.25        1/31/2019            2,027
    4,000    Ardagh Packaging Finance plc(b)                               9.13       10/15/2020            4,390
      176    Ardagh Packaging Finance plc(b)                               7.00       11/15/2020              180
                                                                                                       ----------
                                                                                                            6,597
                                                                                                       ----------
             PAPER PACKAGING (0.3%)
    6,200    Smurfit Kappa Treasury Funding Ltd.                           7.50       11/20/2025            6,820
                                                                                                       ----------
             PAPER PRODUCTS (0.2%)
    5,000    Sappi Papier Holding GmbH(b)                                  6.63        4/15/2021            5,050
                                                                                                       ----------
             PRECIOUS METALS & MINERALS (0.2%)
    5,000    Fresnillo plc(b)                                              5.50       11/13/2023            4,875
                                                                                                       ----------
             STEEL (0.9%)
   15,000    ArcelorMittal                                                 7.50       10/15/2039           14,812
    5,000    FMG Resources (August 2006) Pty Ltd.(b)                       6.88        4/01/2022            5,419
                                                                                                       ----------
                                                                                                           20,231
                                                                                                       ----------
             Total Materials                                                                               91,561
                                                                                                       ----------

================================================================================

28  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (0.6%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
  $ 5,000    Digicel Ltd.(b)                                               6.00%       4/15/2021       $    4,862
    5,000    Intelsat Jackson Holdings Ltd.                                7.25        4/01/2019            5,400
    3,500    NII International Telecom SCA(b)                              7.88        8/15/2019            2,660
                                                                                                       ----------
                                                                                                           12,922
                                                                                                       ----------
             Total Telecommunication Services                                                              12,922
                                                                                                       ----------
             UTILITIES (1.0%)
             ----------------
             ELECTRIC UTILITIES (0.7%)
    5,000    EDP Finance B.V.(b)                                           5.25        1/14/2021            5,103
   10,000    Electricite De France S.A.(b)                                 5.25                -(g)         9,679
                                                                                                       ----------
                                                                                                           14,782
                                                                                                       ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    7,000    AES Gener S.A.(b)                                             8.38       12/18/2073            7,368
                                                                                                       ----------
             Total Utilities                                                                               22,150
                                                                                                       ----------
             Total Eurodollar and Yankee Obligations (cost: $255,435)                                     269,611
                                                                                                       ----------
             COMMERCIAL MORTGAGE SECURITIES (4.9%)

             FINANCIALS (4.9%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (4.9%)
    2,444    Banc of America Commercial Mortgage, Inc.(b)                  5.31       12/10/2042            2,368
    6,900    Banc of America Commercial Mortgage, Inc.                     5.42       10/10/2045            6,902
        6    Banc of America Commercial Mortgage, Inc.(b)                  5.64        9/10/2047                7
      495    Banc of America Commercial Mortgage, Inc.(b)                  6.14        9/10/2047              516
    5,000    Banc of America Commercial Mortgage, Inc.                     6.26        2/10/2051            5,250
    2,500    Bear Stearns Commercial Mortgage Securities, Inc.             5.49       12/11/2040            2,345
    3,176    Bear Stearns Commercial Mortgage Securities, Inc.(b)          5.66        9/11/2041            3,087
    5,000    Bear Stearns Commercial Mortgage Securities, Inc.             5.57        1/12/2045            4,922
    2,500    Citigroup Commercial Mortgage Trust                           5.78        3/15/2049            2,580
    2,950    Credit Suisse Commercial Mortgage Pass-Through Trust          5.79        6/15/2038            2,913
   15,000    Credit Suisse Commercial Mortgage Pass-Through Trust          0.35        2/15/2040           12,749
    3,213    Credit Suisse First Boston Mortgage Securities Corp.(b)       5.02        1/15/2037            3,205
    7,110    GE Capital Commercial Mortgage Corp.                          5.28        3/10/2044            6,882
    5,000    GE Capital Commercial Mortgage Corp.                          5.61       12/10/2049            5,206
    2,000    GMAC Commercial Mortgage Securities, Inc.                     4.97       12/10/2041            1,918
   10,000    GS Mortgage Securities Corp. II                               5.59        4/10/2038           10,109
    6,000    GS Mortgage Securities Corp. II                               5.82        8/10/2038            5,983

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
  $ 2,830    J.P. Morgan Chase Commercial Mortgage Securities Corp.        4.97%       9/12/2037       $    2,709
    3,750    Merrill Lynch Mortgage Trust                                  5.19        7/12/2038            3,658
    5,000    Merrill Lynch Mortgage Trust                                  5.69        5/12/2039            5,082
    5,000    Merrill Lynch Mortgage Trust                                  5.05        8/12/2039            4,944
    1,445    Morgan Stanley Capital I, Inc.                                5.17        8/13/2042            1,475
    2,000    Wachovia Bank Commercial Mortgage Trust(b)                    4.99        5/15/2044            1,905
    4,000    Wachovia Bank Commercial Mortgage Trust                       5.38       12/15/2044            4,050
    5,000    Wachovia Bank Commercial Mortgage Trust                       5.37       11/15/2048            4,732
                                                                                                       ----------
                                                                                                          105,497
                                                                                                       ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
      673    Credit Suisse First Boston Corp.,
                acquired 6/13/2003; cost $33(i)                            1.77        5/17/2040               34
                                                                                                       ----------
             Total Financials                                                                             105,531
                                                                                                       ----------
             Total Commercial Mortgage Securities (cost: $100,661)                                        105,531
                                                                                                       ----------

             MUNICIPAL BONDS (0.1%)

             CASINOS& GAMING (0.1%)
    5,091    Mashantucket (Western) Pequot Tribe(f)
                (cost: $2,796)                                             7.35        7/01/2026            3,089
                                                                                                       ----------

             EXCHANGE-TRADED FUNDS (0.9%)
      106    iShares iBoxx High Yield Corporate Bond Fund                                                   9,885
      246    SPDR Barclays High Yield Bond Fund                                                            10,034
                                                                                                       ----------
             Total Exchange-Traded Funds (cost: $19,938)                                                   19,919
                                                                                                       ----------

-----------------------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
-----------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (8.4%)

             COMMON STOCKS (4.1%)

             CONSUMER DISCRETIONARY (1.0%)
             -----------------------------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    58,400   LVMH Moet Hennessy ADR                                                                         2,076
                                                                                                       ----------
             AUTO PARTS & EQUIPMENT (0.2%)
    57,766   Lear Corp.                                                                                     4,178
       427   MD Investors Corp., acquired 10/16/2009; cost $0*(i),(j)                                           3
                                                                                                       ----------
                                                                                                            4,181
                                                                                                       ----------

================================================================================

30  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES   SECURITY                                                                      (000)
-----------------------------------------------------------------------------------------------
            CABLE & SATELLITE (0.3%)
   20,000   Charter Communications, Inc. "A"*                                         $   2,740
   72,680   Comcast Corp. "A"                                                             3,958
                                                                                      ---------
                                                                                          6,698
                                                                                      ---------
            CATALOG RETAIL (0.1%)
   10,874   Harry & David Holdings, Inc., acquired 9/13/2011; cost $2,528(i),(j)          1,354
                                                                                      ---------
            GENERAL MERCHANDISE STORES (0.1%)
   40,435   Target Corp.                                                                  2,290
                                                                                      ---------
            HOME FURNISHINGS (0.1%)
   54,070   Tempur Sealy International, Inc.*                                             2,665
                                                                                      ---------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
   25,400   Hyatt Hotels Corp. "A"*                                                       1,214
                                                                                      ---------
            PUBLISHING (0.0%)
   50,096   American Media, Inc., acquired 12/22/2010; cost $969*(i),(j)                    609
                                                                                      ---------
            Total Consumer Discretionary                                                 21,087
                                                                                      ---------
            CONSUMER STAPLES (0.2%)
            -----------------------
            DRUG RETAIL (0.1%)
   28,400   CVS Caremark Corp.                                                            1,923
                                                                                      ---------
            HOUSEHOLD PRODUCTS (0.0%)
   11,242   Kimberly-Clark Corp.                                                          1,230
                                                                                      ---------
            PACKAGED FOODS & MEAT (0.1%)
   25,100   Green Mountain Coffee Roasters, Inc.                                          2,033
                                                                                      ---------
            Total Consumer Staples                                                        5,186
                                                                                      ---------
            ENERGY (0.3%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
    8,522   Chevron Corp.                                                                   951
   32,263   Royal Dutch Shell plc ADR                                                     2,229
                                                                                      ---------
                                                                                          3,180
                                                                                      ---------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
   88,602   Deepocean Group Holdings AS, acquired 6/28/2011; cost $1,636*(i),(j)          3,757
                                                                                      ---------
            Total Energy                                                                  6,937
                                                                                      ---------
            FINANCIALS (0.7%)
            -----------------
            LIFE & HEALTH INSURANCE (0.1%)
   21,952   MetLife, Inc.                                                                 1,077
                                                                                      ---------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
   18,507   JPMorgan Chase & Co.                                                          1,025
                                                                                      ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES   SECURITY                                                                      (000)
-----------------------------------------------------------------------------------------------
            REGIONAL BANKS (0.0%)
   27,800   BB&T Corp.                                                                $   1,040
                                                                                      ---------
            REITs - MORTGAGE (0.4%)
  140,100   Hatteras Financial Corp.                                                      2,513
  350,600   MFA Financial, Inc.                                                           2,556
  263,200   Two Harbors Investment Corp.                                                  2,587
                                                                                      ---------
                                                                                          7,656
                                                                                      ---------
            SPECIALIZED FINANCE (0.1%)
   35,130   CME Group, Inc.                                                               2,626
                                                                                      ---------
            THRIFTS & MORTGAGE FINANCE (0.1%)
  115,241   People's United Financial, Inc.                                               1,638
                                                                                      ---------
            Total Financials                                                             15,062
                                                                                      ---------
            HEALTH CARE (0.4%)
            ------------------
            HEALTH CARE EQUIPMENT (0.0%)
    3,407   Diagnostic Services Holdings, acquired 6/01/2009; cost $756*(i),(j)             173
                                                                                      ---------
            PHARMACEUTICALS (0.4%)
   22,300   AbbVie, Inc.                                                                  1,098
   21,662   Johnson & Johnson                                                             1,916
   50,900   Merck & Co., Inc.                                                             2,696
   27,607   Novartis AG ADR                                                               2,183
                                                                                      ---------
                                                                                          7,893
                                                                                      ---------
            Total Health Care                                                             8,066
                                                                                      ---------
            INDUSTRIALS (0.1%)
            ------------------
            COMMERCIAL PRINTING (0.0%)
      518   Quad Graphics, Inc.                                                              12
                                                                                      ---------
            INDUSTRIAL CONGLOMERATES (0.1%)
   83,000   General Electric Co.                                                          2,086
                                                                                      ---------
            Total Industrials                                                             2,098
                                                                                      ---------
            INFORMATION TECHNOLOGY (0.3%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
   27,798   Automatic Data Processing, Inc.                                               2,129
                                                                                      ---------
            SEMICONDUCTORS (0.1%)
   74,500   Intel Corp.                                                                   1,828
                                                                                      ---------
            SYSTEMS SOFTWARE (0.1%)
   61,150   Microsoft Corp.                                                               2,315
                                                                                      ---------
            Total Information Technology                                                  6,272
                                                                                      ---------

================================================================================

32  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES   SECURITY                                                                      (000)
-----------------------------------------------------------------------------------------------
            MATERIALS (0.6%)
            ----------------
            COMMODITY CHEMICALS (0.2%)
   61,015   LyondellBasell Industries N.V. "A"                                        $   4,806
                                                                                      ---------
            CONSTRUCTION MATERIALS (0.1%)
      596   Panolam Holdings Co., acquired 1/20/2010; cost $315*(i),(j)                   1,293
                                                                                      ---------
            GOLD (0.1%)
   43,000   Barrick Gold Corp.                                                              829
   28,300   Goldcorp, Inc.                                                                  704
   33,650   Newmont Mining Corp.                                                            727
                                                                                      ---------
                                                                                          2,260
                                                                                      ---------
            PAPER PRODUCTS (0.2%)
   54,650   Clearwater Paper Corp.*                                                       3,113
   39,300   International Paper Co.                                                       1,876
      534   Resolute Forest Products*                                                        10
                                                                                      ---------
                                                                                          4,999
                                                                                      ---------
            Total Materials                                                              13,358
                                                                                      ---------
            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   50,503   AT&T, Inc.                                                                    1,683
   29,000   CenturyLink, Inc.                                                               837
   50,650   Verizon Communications, Inc.                                                  2,432
                                                                                      ---------
                                                                                          4,952
                                                                                      ---------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   40,677   Crown Castle International Corp.*                                             2,886
                                                                                      ---------
            Total Telecommunication Services                                              7,838
                                                                                      ---------
            UTILITIES (0.1%)
            ----------------
            MULTI-UTILITIES (0.1%)
   15,200   Dominion Resources, Inc.                                                      1,032
   30,400   NiSource, Inc.                                                                1,045
                                                                                      ---------
                                                                                          2,077
                                                                                      ---------
            Total Utilities                                                               2,077
                                                                                      ---------
            Total Common Stocks (cost: $65,085)                                          87,981
                                                                                      ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                   MARKET
$(000)/                                                                                   VALUE
SHARES      SECURITY                                                                      (000)
-----------------------------------------------------------------------------------------------
            PREFERRED STOCKS (4.3%)

            CONSUMER STAPLES (1.3%)
            -----------------------
            AGRICULTURAL PRODUCTS (1.3%)
  200,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual              $   5,740
  200,000   Dairy Farmers of America, Inc., 7.88%,
              cumulative redeemable, perpetual(b)                                        21,762
                                                                                      ---------
                                                                                         27,502
                                                                                      ---------
            Total Consumer Staples                                                       27,502
                                                                                      ---------
            ENERGY (0.9%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
   17,000   Chesapeake Energy Corp., 5.75%, perpetual(b)                                 19,582
                                                                                      ---------
            FINANCIALS (2.0%)
            -----------------
            CONSUMER FINANCE (0.5%)
    3,000   Ally Financial, Inc., 7.00%, perpetual(b)                                     2,918
 $320,000   GMAC Capital Trust I, 8.13%, cumulative redeemable                            8,762
                                                                                      ---------
                                                                                         11,680
                                                                                      ---------
            DIVERSIFIED BANKS (0.3%)
    8,000   US Bancorp, 7.19%, perpetual                                                  6,261
                                                                                      ---------
            PROPERTY & CASUALTY INSURANCE (0.1%)
   $3,000   Catlin Insurance Co. Ltd., 7.25%, perpetual(b)                                3,120
   $2,000   Syncora Holdings Ltd., 6.88%, perpetual(j)                                        -
                                                                                      ---------
                                                                                          3,120
                                                                                      ---------
            REGIONAL BANKS (0.1%)
    1,090   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                       1,046
                                                                                      ---------
            REINSURANCE (0.0%)
    3,000   American Overseas Group Ltd., 7.50%, non-cumulative,
              acquired 1/23/2007 - 3/02/2007; cost $3,109*(i),(j)                           750
                                                                                      ---------
            REITs - INDUSTRIAL (0.5%)
  185,741   ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual            10,587
                                                                                      ---------
            REITs - OFFICE (0.3%)
  240,000   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual          5,472
                                                                                      ---------
            REITs - SPECIALIZED (0.2%)
  170,000   Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                        4,198
                                                                                      ---------

================================================================================

34  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            THRIFTS & MORTGAGE FINANCE (0.0%)
   20,000   Freddie Mac, 6.02%, perpetual*                                                              $     173
   80,000   Freddie Mac, 8.38%, perpetual*                                                                    801
                                                                                                        ---------
                                                                                                              974
                                                                                                        ---------
            Total Financials                                                                               44,088
                                                                                                        ---------
            UTILITIES (0.1%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
   27,000   Southern California Edison, Series D, 6.50%,
              cumulative redeemable, perpetual                                                              2,660
                                                                                                        ---------
            Total Preferred Stocks (cost: $90,493)                                                         93,832
                                                                                                        ---------

            WARRANTS (0.0%)

            CONSUMER DISCRETIONARY (0.0%)
            -----------------------------
            AUTO PARTS & EQUIPMENT (0.0%)
      147   Lear Corp.*                                                                                        22
                                                                                                        ---------
            CABLE & SATELLITE (0.0%)
    5,016   Charter Communications Inc. "A"*                                                                  469
                                                                                                        ---------
            PUBLISHING (0.0%)
   12,745   Reader's Digest Association, Inc.*(j)                                                               -
                                                                                                        ---------
            Total Consumer Discretionary                                                                      491
                                                                                                        ---------
            Total Warrants (cost: $28)                                                                        491
                                                                                                        ---------
            Total Equity Securities (cost: $155,606)                                                      182,304
                                                                                                        ---------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON
(000)                                                                     RATE         MATURITY
-----------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.7%)

             COMMERCIAL PAPER (1.3%)

             ENERGY (0.9%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
 $ 13,360    Talisman Energy, Inc.(b),(k)                                  0.67%       2/03/2014           13,360
                                                                                                        ---------
    7,296    Talisman Energy, Inc.(b),(k)                                  0.50        2/05/2014            7,296
                                                                                                        ---------
                                                                                                           20,656
                                                                                                        ---------
             Total Energy                                                                                  20,656
                                                                                                        ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
  $  7,820   Northeast Utilities(b),(k)                                    0.15%       2/04/2014       $    7,820
                                                                                                       ----------
             Total Commercial Paper                                                                        28,476
                                                                                                       ----------
             VARIABLE-RATE DEMAND NOTES (0.3%)

             ENERGY (0.3%)
             -------------
             OIL & GAS REFINING & MARKETING (0.3%)
     5,000   Port of Port Arthur Navigation District                       0.42       12/01/2039            5,000
                                                                                                       ----------

-----------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.1%)
 2,625,000   State Street Institutional Liquid Reserve Fund, 0.06%(l)                                       2,625
                                                                                                       ----------
             Total Money Market Instruments (cost: $36,101)                                                36,101
                                                                                                       ----------

             TOTAL INVESTMENTS (COST: $2,025,011)                                                      $2,156,134
                                                                                                       ==========

================================================================================

36  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                    $ 15,681          $1,523,898         $    -     $1,539,579
  Eurodollar and Yankee
   Obligations                                    -             269,611              -        269,611
  Commercial Mortgage
   Securities                                     -             105,531              -        105,531
  Municipal Bonds                                 -               3,089              -          3,089
  Exchange-Traded Funds                      19,919                   -              -         19,919
Equity Securities:
  Common Stocks                              80,792                   -          7,189         87,981
  Preferred Stocks                            8,762              84,320            750         93,832
  Warrants                                      491                   -              -            491
Money Market Instruments:
  Commercial Paper                                -              28,476              -         28,476
  Variable-Rate Demand Notes                      -               5,000              -          5,000
  Money Market Funds                          2,625                   -              -          2,625
-----------------------------------------------------------------------------------------------------
Total                                      $128,270          $2,019,925         $7,939     $2,156,134
-----------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-----------------------------------------------------------------------------------------------------
                                                                COMMON STOCKS       PREFERRED STOCKS
-----------------------------------------------------------------------------------------------------
Balance as of July 31, 2013                                            $4,159                   $750
Purchases                                                                   -                      -
Sales                                                                       -                      -
Transfers into Level 3                                                      -                      -
Transfers out of Level 3                                                    -                      -
Net realized gain (loss) on investments                                     -                      -
Change in net unrealized appreciation/depreciation
  of investments.                                                       3,030                      -
-----------------------------------------------------------------------------------------------------
Balance as of January 31, 2014                                         $7,189                   $750
-----------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through January 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 13.2% of net assets at January 31, 2014.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield

================================================================================

38  | USAA HIGH INCOME FUND

================================================================================

    reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT     Real estate investment trust

o   SPECIFIC NOTES

    (a) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2014.

    (d) At January 31, 2014, the aggregate market value of securities purchased on a delayed-delivery basis was $16,578,000, which included when-issued securities of $13,887,000.

    (e) At January 31, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

================================================================================

40  | USAA HIGH INCOME FUND

================================================================================

    (f) Pay-in-kind (PIK) -- Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

    (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (h) Currently the issuer is in default with respect to interest and/or principal payments.

    (i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2014, was $7,973,000, which represented 0.4% of the Fund's net assets.

    (j) Security was fair valued at January 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $7,939,000, which represented 0.4% of net assets of the Fund.

    (k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (l) Rate represents the money market fund annualized seven-day yield at January 31, 2014.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,025,011)         $2,156,134
   Cash                                                                           341
   Receivables:
      Capital shares sold                                                       2,627
      Dividends and interest                                                   33,021
      Securities sold                                                           2,818
                                                                           ----------
         Total assets                                                       2,194,941
                                                                           ----------
LIABILITIES
   Payables:
      Securities purchased                                                     22,717
      Capital shares redeemed                                                   1,293
   Accrued management fees                                                        993
   Accrued transfer agent's fees                                                   75
   Other accrued expenses and payables                                            113
                                                                           ----------
         Total liabilities                                                     25,191
                                                                           ----------
            Net assets applicable to capital shares outstanding            $2,169,750
                                                                           ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $2,030,612
   Accumulated undistributed net investment income                              1,326
   Accumulated net realized gain on investments                                 6,689
   Net unrealized appreciation of investments                                 131,123
                                                                           ----------
            Net assets applicable to capital shares outstanding            $2,169,750
                                                                           ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,363,348/155,946 shares outstanding)    $     8.74
                                                                           ==========
      Institutional Shares (net assets of $798,583/91,390
         shares outstanding)                                               $     8.74
                                                                           ==========
      Adviser Shares (net assets of $7,819/893 shares outstanding)         $     8.75
                                                                           ==========

See accompanying notes to financial statements.

================================================================================

42  | USAA HIGH INCOME FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $20)                      $ 6,672
   Interest                                                               65,620
                                                                         -------
          Total income                                                    72,292
                                                                         -------
EXPENSES
   Management fees                                                         5,688
   Administration and servicing fees:
       Fund Shares                                                           983
       Institutional Shares                                                  391
       Adviser Shares                                                          6
   Transfer agent's fees:
       Fund Shares                                                         1,062
       Institutional Shares                                                  391
       Adviser Shares                                                          1
   Distribution and service fees (Note 6E):
       Adviser Shares                                                          9
   Custody and accounting fees:
       Fund Shares                                                           100
       Institutional Shares                                                   56
       Adviser Shares                                                          1
   Postage:
       Fund Shares                                                            32
       Institutional Shares                                                   13
   Shareholder reporting fees:
       Fund Shares                                                            19
       Institutional Shares                                                   12
   Trustees' fees                                                              7
   Registration fees:
       Fund Shares                                                            40
       Institutional Shares                                                   13
       Adviser Shares                                                          8
   Professional fees                                                          76
   Other                                                                      17
                                                                         -------
          Total expenses                                                   8,925
                                                                         -------
NET INVESTMENT INCOME                                                     63,367
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on:
       Unaffiliated transactions                                          11,018
       Affiliated transactions (Note 8)                                    2,979
   Change in net unrealized appreciation/depreciation                     14,157
                                                                         -------
          Net realized and unrealized gain                                28,154
                                                                         -------
   Increase in net assets resulting from operations                      $91,521
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited), and year ended
July 31, 2013

-----------------------------------------------------------------------------------------------
                                                                 1/31/2014            7/31/2013
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                        $   63,367           $  124,702
   Net realized gain on investments                                 13,997               43,047
   Change in net unrealized appreciation/depreciation
      of investments                                                14,157               57,303
                                                                -------------------------------
      Increase in net assets resulting from operations              91,521              225,052
                                                                -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                  (39,429)             (76,922)
      Institutional Shares                                         (24,006)             (46,909)
      Adviser Shares                                                  (217)                (382)
                                                                -------------------------------
         Total distributions of net investment income              (63,652)            (124,213)
                                                                -------------------------------
   Net realized gains:
      Fund Shares                                                  (24,229)             (14,530)
      Institutional Shares                                         (14,384)             (10,155)
      Adviser Shares                                                  (141)                 (79)
                                                                -------------------------------
         Total distributions of net realized gains                 (38,754)             (24,764)
                                                                -------------------------------
      Distributions to shareholders                               (102,406)            (148,977)
                                                                -------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                     119,413             (275,508)
   Institutional Shares                                             38,075              486,358
   Adviser Shares                                                      753                1,148
                                                                -------------------------------
      Total net increase in net assets from
         capital share transactions                                158,241              211,998
                                                                -------------------------------
   Net increase in net assets                                      147,356              288,073
NET ASSETS
   Beginning of period                                           2,022,394            1,734,321
                                                                -------------------------------
   End of period                                                $2,169,750           $2,022,394
                                                                ===============================
Accumulated undistributed net investment income:
   End of period                                                $    1,326           $    1,611
                                                                ===============================

See accompanying notes to financial statements.

================================================================================

44  | USAA HIGH INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

The Fund consists of three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

46  | USAA HIGH INCOME FUND

================================================================================

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or

================================================================================

48  | USAA HIGH INCOME FUND

================================================================================

   indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note 1A2, certain bonds, which are valued based on methods discussed in Note 1A1 and commercial paper and variable-rate demand notes, which are valued at amortized cost.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by discounted prior tender offers and quoted prices obtained from broker-dealers participating in the market for these securities, as well as, other relevant information related to the security. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

   The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

   Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

   QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                    FAIR VALUE AT                     SIGNIFICANT
                    JANUARY 31, 2014   VALUATION      UNOBSERVABLE
ASSETS              ($ IN 000's)       TECHNIQUE(S)   INPUT(S)                       RANGE
------------------------------------------------------------------------------------------
EQUITY SECURITIES:
Common Stocks       $5,832             Market         Revenue Multiple(a)      0.5x - 1.2x
                                       Comparables    EBITDA Multiple(a)      2.5x - 16.4x
                                                      Earnings per
                                                        Share Multiple(a)            14.2x
                                                      Discount for lack
                                                        of marketability(b)    0.4x - 2.2x
------------------------------------------------------------------------------------------

   (a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

   (b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

   Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

================================================================================

50  | USAA HIGH INCOME FUND

================================================================================

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

   draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of January 31, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $18,550,000; which included when-issued securities of $15,925,000. Also, included in these amounts is $1,950,000, for securities which were sold prior to January 31, 2014.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2014, there were no custodian and other bank credits.

H. REDEMPTION FEES -- All share classes held in the Fund less than 180 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended January 31, 2014, the Fund Shares and Adviser Shares incurred redemption fees of $23,000 and $4,000, respectively.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum

================================================================================

52  | USAA HIGH INCOME FUND

================================================================================

   exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2014, the Fund paid CAPCO facility fees of $6,000, which represents 3.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year end of July 31, 2014, in accordance with applicable tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2013, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2014, were $362,607,000 and $225,183,000, respectively.

As of January 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2014, were $171,912,000 and $40,789,000, respectively, resulting in net unrealized appreciation of $131,123,000.

================================================================================

54  | USAA HIGH INCOME FUND

================================================================================

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                         SIX-MONTH
                                       PERIOD ENDED              YEAR ENDED
                                     JANUARY 31, 2014          JULY 31, 2013
--------------------------------------------------------------------------------
                                   SHARES       AMOUNT     SHARES        AMOUNT
                                   ---------------------------------------------
FUND SHARES:
Shares sold                         26,217    $ 229,793     58,445     $ 513,780
Shares issued from reinvested
 dividends                           6,780       59,139      9,721        84,713
Shares redeemed*                   (19,367)    (169,519)   (99,767)     (874,001)
                                   ---------------------------------------------
Net increase (decrease) from
 capital share transactions         13,630    $ 119,413    (31,601)    $(275,508)
                                   =============================================
INSTITUTIONAL SHARES:
Shares sold                         10,475    $  91,744     89,777     $ 786,599
Shares issued from reinvested
 dividends                           4,307       37,556      6,479        56,611
Shares redeemed                    (10,430)     (91,225)   (40,658)     (356,852)
                                   ---------------------------------------------
Net increase from capital
 share transactions                  4,352    $  38,075     55,598     $ 486,358
                                   =============================================
ADVISER SHARES:
Shares sold                            160    $   1,409        163     $   1,439
Shares issued from reinvested
 dividends                              10           85          6            57
Shares redeemed*                       (85)        (741)       (39)         (348)
                                   ---------------------------------------------
Net increase from capital
 share transactions                     85    $     753        130     $   1,148
                                   =============================================

*Net of redemption fees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. For the six-month period ended January 31, 2014, the Fund had no subadviser(s).

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper High Current Yield Bond Funds Index over the performance period. The Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

   (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

56  | USAA HIGH INCOME FUND

================================================================================

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended January 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $5,688,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $333,000, $105,000, and $1,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares the performance adjustments were 0.05%, 0.03%, and 0.03%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2014, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $983,000, $391,000, and $6,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

   January 31, 2014, the Fund reimbursed the Manager $29,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2014, to limit the annual expenses of the Adviser Shares to 1.20% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2014, there were no reimbursable expenses incurred by the Adviser Shares.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2014, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,062,000, $391,000, and $1,000, respectively.

E. DISTRIBUTION AND SERVICE (12B-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee

================================================================================

58  | USAA HIGH INCOME FUND

================================================================================

   is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $9,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                               OWNERSHIP %
------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                     0.2
USAA Target Retirement Income Fund                                     0.9
USAA Target Retirement 2020 Fund                                       1.7
USAA Target Retirement 2030 Fund                                       2.3
USAA Target Retirement 2040 Fund                                       1.2
USAA Target Retirement 2050 Fund                                       0.2

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2014, USAA and its affiliates owned 617,000 shares which represents 69.1% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                  NET REALIZED
                                                      COST TO     GAIN (LOSS)
      SELLER                  PURCHASER              PURCHASER     TO SELLER
------------------------------------------------------------------------------
USAA High Income Fund   USAA Income Fund            $11,614,000   $  922,000
USAA High Income Fund   USAA Intermediate-Term
                         Bond Fund                   18,128,000    1,718,000
USAA High Income Fund   USAA Short-Term Bond Fund     2,297,000      339,000

================================================================================

60  | USAA HIGH INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                         YEAR ENDED JULY 31,
                            -----------------------------------------------------------------------------------
                                  2014           2013           2012           2011           2010         2009
                            -----------------------------------------------------------------------------------
Net asset value at
 beginning of period        $     8.79     $     8.42     $     8.60     $     8.08     $     6.96     $   7.68
                            -----------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income             .26            .55            .57            .60            .66          .62
 Net realized and
   unrealized gain (loss)          .11            .46           (.18)           .52           1.11         (.72)
                            -----------------------------------------------------------------------------------
Total from investment
 operations                        .37           1.01            .39           1.12           1.77         (.10)
                            -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (.26)          (.53)          (.57)          (.60)          (.65)        (.62)
 Realized capital gains           (.16)          (.11)             -              -              -            -
 Redemption fees                   .00(e)           -              -              -              -            -
                            -----------------------------------------------------------------------------------
Total distributions               (.42)          (.64)          (.57)          (.60)          (.65)        (.62)
                            -----------------------------------------------------------------------------------
Net asset value at
 end of period              $     8.74     $     8.79     $     8.42     $     8.60     $     8.08     $   6.96
                            ===================================================================================

Total return (%)*                 4.38          12.39           4.99          14.28          26.15(a)       .29
Net assets at end
 of period (000)            $1,363,348     $1,250,728     $1,464,070     $1,482,706     $1,139,425     $836,042
Ratios to average
 net assets:**
 Expenses (%)(d)                   .90(f)         .94            .95            .90            .92(a)       .99(b)
 Expenses, excluding
  reimbursements (%)(d)            .90(f)         .94            .95              -            .92(a)      1.02
 Net investment
  income (%)                      5.98(f)        6.15           6.96           7.06           8.43         9.98
Portfolio turnover (%)              11             47             52             54(c)          62(c)        46(c)

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
** For the six-month period ended January 31, 2014, average net assets were $1,300,497,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(a) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $124,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(b) Effective April 13, 2007, through November 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 0.90% of the Fund Shares' average net assets. Prior to April 13, 2007, the voluntary expense limit was 1.00%.
(c) Reflects increased trading activity due to market volatility.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Represents less than $0.01 per share.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

62  | USAA HIGH INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) --INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                   PERIOD ENDED                                                     PERIOD ENDED
                                    JANUARY 31,                    YEAR ENDED JULY 31,                JULY 31,
                                   -----------------------------------------------------------------------------
                                       2014           2013         2012           2011       2010       2009***
                                   -----------------------------------------------------------------------------
Net asset value at
 beginning of period               $   8.78       $   8.41     $   8.60       $   8.08     $ 6.95       $  7.68
                                   ----------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                  .27            .54          .58            .62        .68           .65(a)
 Net realized and
   unrealized gain (loss)               .12            .49         (.18)           .52       1.12          (.74)(a)
                                   ----------------------------------------------------------------------------
Total from investment
 operations                             .39           1.03          .40           1.14       1.80          (.09)(a)
                                   ----------------------------------------------------------------------------
Less distributions from:
 Net investment income                 (.27)          (.55)        (.59)          (.62)      (.67)         (.64)
 Realized capital gains                (.16)          (.11)           -              -          -             -
                                   ----------------------------------------------------------------------------
Total distributions                    (.43)          (.66)        (.59)          (.62)      (.67)         (.64)
                                   ----------------------------------------------------------------------------
Net asset value at
 end of period                     $   8.74       $   8.78     $   8.41       $   8.60    $  8.08       $  6.95
                                   ============================================================================
Total return (%)*                      4.57          12.63         5.09          14.57      26.68           .51
Net assets at end
 of period (000)                   $798,583       $764,558     $264,540       $146,535    $95,618       $48,528
Ratios to average
 net assets:**
 Expenses (%)(d)                        .76(c)         .76          .76            .65(b)     .63(b)        .64(b),(c)
 Net investment income (%)             6.12(c)        6.22         7.09           7.30       8.65         10.55(c)
Portfolio turnover (%)                   11             47           52             54(e)      62(e)         46(e)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were
    $775,837,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.65% of the Institutional Shares' average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Reflects increased trading activity due to market volatility.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                   PERIOD ENDED                          PERIOD ENDED
                                    JANUARY 31,     YEAR ENDED JULY 31      JULY 31,
                                   --------------------------------------------------
                                        2014         2013        2012       2011***
                                   --------------------------------------------------
Net asset value at
 beginning of period                  $ 8.79       $ 8.42      $ 8.60      $ 8.09
                                      -------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                   .25          .52         .55         .55
 Net realized and unrealized
  gain (loss)                            .12          .47        (.19)        .54
                                      -------------------------------------------
Total from investment operations         .37          .99         .36        1.09
                                      -------------------------------------------
Less distributions from:
 Net investment income                  (.25)        (.51)       (.55)       (.58)
 Realized capital gains                 (.16)        (.11)          -           -
 Redemption fees                         .00(d)       .00(d)      .01           -
                                      -------------------------------------------
Total distributions                     (.41)        (.62)       (.54)       (.58)
                                      -------------------------------------------
Net asset value at end of period      $ 8.75       $ 8.79      $ 8.42      $ 8.60
                                      ===========================================
Total return (%)*                       4.35        12.13        4.76       13.90
Net assets at end of period (000)     $7,819       $7,108      $5,711      $5,533
Ratios to average net assets:**
 Expenses (%)(b)                        1.19(a)      1.20        1.20        1.20(a)
 Expenses, excluding
  reimbursements (%)(b)                 1.19(a)      1.34        1.45        1.86(a)
 Net investment income (%)              5.69(a)      5.85        6.71        6.77(a)
Portfolio turnover (%)                    11           47          52          54(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were
    $7,462,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Reflects increased trading activity due to market volatility.
(d) Represents less than $0.01 per share.

================================================================================

64  | USAA HIGH INCOME FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2013, through January 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before

================================================================================

                                                           EXPENSE EXAMPLE |  65

================================================================================

expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                       BEGINNING                ENDING               DURING PERIOD*
                                     ACCOUNT VALUE           ACCOUNT VALUE          AUGUST 1, 2013 -
                                    AUGUST 1, 2013         JANUARY 31, 2014        JANUARY 31, 2014
                                    ------------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00              $1,043.80                  $4.64

Hypothetical
 (5% return before expenses)             1,000.00               1,020.67                    4.58

INSTITUTIONAL SHARES
Actual                                   1,000.00               1,045.70                    3.92

Hypothetical
 (5% return before expenses)             1,000.00               1,021.37                    3.87

ADVISER SHARES
Actual                                   1,000.00               1,043.50                    6.17

Hypothetical
 (5% return before expenses)             1,000.00               1,019.16                    6.11

* Expenses are equal to the annualized expense ratio of 0.90% for Fund Shares, 0.76% for Institutional Shares, and 1.19% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 4.38% for Fund Shares, 4.57% for Institutional Shares, and 4.35% for Adviser Shares for the six-month period of August 1, 2013, through January 31, 2014.

================================================================================

66  | USAA HIGH INCOME FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O.Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O.Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O.Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    40051-0314                               (C)2014, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/31/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/31/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/31/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.